     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 1998

                                                       REGISTRATION NOS. 2-80751
                                                                        811-3618

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]
    Post-Effective Amendment No. 21                                      [X]
                                     and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                         [_]
    Amendment No. 23                                                     [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                         METROPOLITAN SERIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     One Madison Avenue                         10010
     New York, New York                      (ZIP CODE)
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

        Registrant's Telephone Number, Including Area Code: 212-578-2674

                               ----------------

                             GARY A. BELLER, ESQ.
                              One Madison Avenue
                           New York, New York 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copy to:
                             GARY O. COHEN, ESQ.
                       Freedman, Levy, Kroll & Simonds
                           1050 Connecticut Avenue,
                          N.W. Washington, D.C. 20036

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
  [_] immediately upon filing pursuant to paragraph (b) of Rule 485.
  [_] on (date) pursuant to paragraph (b) of Rule 485.
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [_] on (date) pursuant to paragraph (a)(1) of Rule 485.
  [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
  [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

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

                         METROPOLITAN SERIES FUND, INC.

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(A)

                               ----------------

   N-1A
 ITEM NO.                                               PROSPECTUS HEADING
 --------                                               ------------------
    1.    Cover..............................   Cover Page
    2.    Synopsis...........................      *
    3.    Condensed Financial Information....      *
    4.    General Description of Registrant..   The Fund and its Purpose,
                                                 Investment in the Portfolios,
                                                 Certain Investment Practices,
                                                 Description of Some Investment,
                                                 Techniques and Risks, Portfolio
                                                 Turnover Rates
    5.    Management of the Fund.............   The Fund's Organization
    6.    Capital Stock and other Securities.   Dividends, Distributions and
                                                 Taxes, The Fund's Organization
    7.    Purchase of Securities Being
           Offered...........................   Sale and Redemption of Shares
    8.    Redemption or Repurchase...........   Sale and Redemption of Shares
    9.    Pending Legal Proceedings..........      *
                                                     STATEMENT OF ADDITIONAL
                                                       INFORMATION HEADING
                                                     -----------------------
   10.    Cover Page.........................   Cover Page
   11.    Table of Contents..................   Table of Contents
   12.    General Information and History....      *
   13.    Investment Objectives and Policies.   Description of Some Investment
                                                 Practices, Policies, and Risks,
                                                 Certain Investment Limitations,
                                                 Appendix-Description of Certain
                                                 Corporate Bond and Debenture
                                                 Ratings
   14.    Management of the Registrant.......   Directors and Officers of the
                                                 Fund
   15.    Control Persons and Principal
           Holders of Securities.............      *
   16.    Investment Advisory and Other         Investment Management
           Services..........................    Arrangements
   17.    Brokerage Allocation...............   Placing Portfolio Transactions
   18.    Capital Stock and Other Securities.   Sale and Redemption of Shares
   19.    Purchase, Redemption and Pricing of
           Securities Being Offered..........   Sale and Redemption of Shares
   20.    Tax Status.........................   Taxes
   21.    Underwriters.......................   Sale and Redemption of Shares
   22.    Calculations of Yield Quotations of
           Money Market Funds................      *
   23.    Financial Statements...............   Financial Statements

--------
* Not Applicable

                                   PROSPECTUS
                                      FOR

                         METROPOLITAN SERIES FUND, INC.
                                NOVEMBER 1, 1998

The investment options currently offered by the Metropolitan Series Fund (the "Fund") are:

State Street Research Growth            T. Rowe Price Small Cap Growth
Portfolio                               Portfolio


State Street Research Income            T. Rowe Price Large Cap Growth
Portfolio                               Portfolio


State Street Research Money Market      Neuberger&Berman Partners Mid Cap
Portfolio                               Value Portfolio


State Street Research Diversified       Harris Oakmark Large Cap Value
Portfolio                               Portfolio


State Street Research Aggressive        MetLife Stock Index Portfolio
Growth Portfolio


State Street Research International     Morgan Stanley EAFE Index Portfolio
Stock Portfolio


Loomis Sayles High Yield Bond           Lehman Brothers Aggregate Bond Index
Portfolio                               Portfolio


Janus Mid Cap Portfolio                 Russell 2000 Index Portfolio


Scudder Global Equity Portfolio

As with all mutual fund shares, neither the Securities and Exchange Commission nor any state securities authority have approved or disapproved these securities, nor have they determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus discusses the risks associated with an investment in any of the Portfolios. The Loomis Sayles High Yield Bond Portfolio has higher risk than many other debt-type investments, because it normally invests 65% or more of its assets in lower rated bonds (commonly known as "junk bonds"), and the bonds in this Portfolio have higher default rates than do (high) quality bonds.

An investment in Fund shares involves risk. You could lose money you invest. Please note that shares are NOT: bank deposits or obligations, federally insured or guaranteed, or endorsed by any bank or other financial institution.

Before investing, read the information in this Prospectus about the Fund. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI") dated November 1, 1998. We have "incorporated" the SAI into this Prospectus. That means the SAI is considered part of this Prospectus as though it were included in it. To request a free copy of the SAI or to ask questions write or call:

                      Metropolitan Life Insurance Company
                               One Madison Avenue
                            New York, New York 10010
                Attention: Retirement & Savings Center, Area 2H
                             Phone: (800) 553-4459

The Securities and Exchange Commission has a website (http://www.sec.gov) which you may visit to get this Prospectus, this SAI and other information.

                               TABLE OF CONTENTS

HEADING                                                                     PAGE
-------                                                                     ----
Financial Highlights.......................................................   3
Investments in the Portfolios..............................................   3
Certain Investment Practices...............................................  11
Portfolio Turnover Rates...................................................  14
Description of Some Investments, Techniques, and Risks.....................  14
The Fund's Organization....................................................  18
Dividends, Distributions and Taxes.........................................  20
Sale and Redemption of Shares..............................................  21
Appendix to Prospectus.....................................................  22

                            THE FUND AND ITS PURPOSE

  Metropolitan Series Fund, Inc. is an open-end management investment company (or "mutual fund"). The Fund is a "series" type of mutual fund, which issues separate classes (or series) of stock. Each class or series represents an interest in a separate portfolio of Fund investments ("Portfolio"). The Fund issues and redeems its shares at net asset value without a sales load.

  The Fund offers its shares to Metropolitan Life Insurance Company ("MetLife(R)") and its affiliated insurance companies ("Insurance Companies"), including Metropolitan Tower Life Insurance Company ("Metropolitan Tower"). The Insurance Companies hold the Fund's shares in separate accounts that they use to support variable life insurance policies and variable annuity contracts (together, the "Contracts"). Not all of the Portfolios of the Fund are available to each of these separate accounts. An Insurance Company holding Fund shares for a separate account has different rights from those of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to the Insurance Companies, and not to any Contract owner.

  Within limitations described in the appropriate Contract, owners may allocate the amounts under the Contracts for ultimate investment in the various Portfolios of the Fund. See the prospectus which is attached at the front of this Prospectus for a description of (a) the Contract, (b) the Portfolios of the Fund that are available under that Contract and (c) the relationship between increases or decreases in the net asset value of Fund shares (and any dividends and distributions on such shares) and the benefits provided under that Contract.

  Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees, and different sizes.

  It is conceivable that in the future it may be disadvantageous for different types of variable life insurance and variable annuity separate accounts to invest simultaneously in the Fund. However, the Fund, Metropolitan Tower and MetLife do not currently foresee any such disadvantages. The Fund's Board of Directors intends to monitor for the existence of any material irreconcilable conflict between or among such owners, and the Insurance Companies will take whatever remedial action may be necessary.

FINANCIAL HIGHLIGHTS [TO BE FILED BY AMENDMENT]
INVESTMENTS IN THE PORTFOLIOS

About all the Portfolios:

Each Portfolio of the Fund has different investment objectives. Since investment involves both opportunities for gain and risks of loss, we cannot give you assurance that the Portfolios will achieve their objectives. You should carefully review the objectives and policies of the Portfolios and consider your ability to assume the risks involved before allocating payments to particular Portfolios.

While certain of the investment techniques, instruments and risks associated with each Portfolio are referred to in the discussion that follows, additional information on these subjects appears further below under "Certain Investment Practices" and "Description of Some Investments, Techniques and Risks." However, these discussions do not list every type of investment, technique, or risk to which a Portfolio may be exposed. Further, the Portfolios may change their investment practices at any time without notice, except for those policies that this Prospectus or the SAI specifically identify as requiring a shareholder vote to change. Unless otherwise indicated, all percentage limitations as well as characterization of a company's capitalization are evaluated as of the date of purchase of the security.

MetLife has overall responsibility for investment management for each Portfolio and day-to-day investment management responsibility for the index Portfolios. (MetLife also performs general administrative and management services for the Fund.) More information about MetLife appears under "MetLife" below.

About the State Street Research Portfolios:

STATE STREET RESEARCH & MANAGEMENT COMPANY ("State Street Research") is the sub-investment manager for the State Street Research Portfolios. It is a Delaware corporation that dates back to 1924 and is a wholly-owned indirect subsidiary of MetLife. In addition to the Fund, it provides investment management services to several mutual funds and institutional clients. As of December 31, 1997, State Street Research and its subsidiaries had investment arrangements in effect for about $47.3 billion in assets.

The STATE STREET RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and income, and moderate current income.

Generally, the greatest portion of the Portfolio's assets will be invested in equity securities of good quality where the stock price represents a good value based on considerations such as price to book value and price to earnings ratios.

The Portfolio may also invest in:
 . smaller emerging growth companies with potential for above average earnings growth
 . short-term fixed income investments

John T. Wilson, a Senior Vice President at State Street Research since 1998, has been with the firm since 1996. Mr. Wilson is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management for 2 years. He is a member of the State Street Research's Equity Group's Growth Team. During the past five years, he was also a portfolio manager with Phoenix Investment Counsel, Inc.

The STATE STREET RESEARCH INCOME PORTFOLIO seeks (a) the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk, and (b) secondarily, the preservation of capital.

The Portfolio invests at least 75% of its total assets in non-convertible debt securities in the three highest rating categories as determined by a nationally recognized statistical rating organization ("NRSRO"), or of comparable quality ("top three ratings"). The duration of the debt securities the Portfolio invests in varies depending on market values and trends and can be long-term (10 or more years), intermediate-term (1-10 years) or short-term (less than 1 year).

The Portfolio may also invest in:
 . debt securities that are not within the top three rating categories; and convertible securities and preferred stocks of companies that have senior securities rated within the top three credit rating categories.
 . common stocks acquired by conversion of convertible securities or exercise of warrants attached to debt securities (limited to 10% of its total assets)

Kim Peters a Senior Vice President at State Street Research since 1994 has been with the firm since 1985. Mr. Peters is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management for 5 years. He is the lead member of the State Street Research Fixed Income Group's Corporate Team. During the past five years, Mr. Peters has also served as a Vice President at State Street Research.

The STATE STREET RESEARCH MONEY MARKET PORTFOLIO seeks the highest possible current income consistent with preservation of capital and maintenance of liquidity.

The Portfolio invests primarily in short-term money market instruments with minimal credit risks, including: corporate debt securities, United States government securities, government agency securities, bank certificates of deposit, bankers' acceptances, variable amount master demand notes, and repurchase and reverse repurchase agreements. The Portfolio invests only in securities that have a remaining maturity of less than 13 months. The Portfolio will be managed in such a way that significant variations in net asset value per share are rather unlikely. In addition, the dollar weighted average maturity for the Portfolio's securities will not be more than ninety days.

The STATE STREET RESEARCH DIVERSIFIED PORTFOLIO seeks a high total return while attempting to limit investment risk and preserve capital.

The Portfolio invests portions of its assets in:
 . equity securities of the type that can be purchased by the State Street
  Research Growth Portfolio
 . debt securities of the type that can be purchased by the State Street
  Research Income Portfolio
 . short-term money market instruments of the type that can be purchased by the State Street Research Money Market Portfolio

The portion of this Portfolio's assets invested in each category will usually be similar in composition to that of the Portfolio to which that portion correlates. However, no absolute limits apply to the portion of assets invested in each category or the composition of each category. The amount of assets invested in each type of security will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks of each type of security.

The portfolio manager for each portion is the same as the portfolio manager of the Portfolio to which such portion correlates (see portfolio manager information above). Assets are allocated among the portions of the Portfolio based on the input of State Street Research's Asset Allocation Committee.

The STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO seeks maximum capital appreciation.

The Portfolio generally invests most of its assets in the common stocks, and other securities convertible into or carrying the right to acquire common stocks, of:
 . less mature companies with the potential for rapid growth
 . companies whose unusual circumstances have not been fully recognized

The Portfolio's investments can range across a full spectrum from small to large capitalization issuers.

Richard J. Jodka, a Senior Vice President since joining State Street Research in February 1998, is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management since that time. During the past five years, he also served as a portfolio manager with Frontier Capital Management and Putnam Investments, Inc.

The STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO seeks long-term growth of capital.

The Portfolio normally invests at least 65% its net assets in equity securities of established large capitalization foreign (non-U.S. domiciled) companies with attractive long-term prospects for growth of capital. The Portfolio invests primarily on non-U.S. stock exchanges or well established over-the-counter markets, but may also invest in equity securities through the purchase of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). The Portfolio will usually be invested in issuers located in at least three countries, not including the U.S.

The Portfolio may also invest in:
 . securities of medium and small capitalization foreign companies
 . investment grade debt securities of domestic and foreign companies

 . high-quality non-U.S. (as well as domestic) money market instruments including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic" money market positions
 . domestic debt and equity securities for temporary or defensive purposes

GFM International Investors, Inc. ("GFM") is the sub-sub-investment manager for the State Street Research International Stock Portfolio and is primarily responsible for investment management services to the Portfolio, subject to the supervision of State Street Research, its parent. It is a Delaware corporation formed in 1990 and is an indirect subsidiary of MetLife. In addition to the Fund, it provides investment management services to institutional clients. As of December 31, 1997, GFM and its subsidiaries had investment arrangements in effect for about $638 million in assets. Ian R. Vose, a Senior Vice President at GFM since 1997, has served as Chief Investment Officer since 1996. He is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management for 2 years. Over the past five years Mr. Vose held several other positions at GFM.

About the Loomis Sayles High Yield Bond Portfolio:

LOOMIS, SAYLES & COMPANY, L.P. ("Loomis Sayles") is the sub-investment manager for the Loomis Sayles High Yield Bond Portfolio. It is a Delaware limited partnership with a history that dates back to 1926. Its general partner is an indirect wholly-owned subsidiary of Nvest Companies, L.P. whose general partner, Nvest Corporation, is an indirect wholly-owned subsidiary of MetLife. In addition to the Portfolio, it provides investment management services to numerous mutual funds and institutional clients. As of December 31, 1997, Loomis Sayles had investment arrangements in effect for about $63.8 billion in assets.

The LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO seeks high total investment return through a combination of current income and capital appreciation.

The Portfolio normally invests at least 65% of its assets in below investment grade fixed income securities (commonly referred to as "junk bonds").

The Portfolio may also invest in:
 . investment grade debt securities
 . preferred stocks (currently, limited to 20% of its total assets) . common stocks (currently, limited to 10% of its total assets)

Daniel J. Fuss, Executive Vice President, Director and Managing Partner, and Kathleen C. Gaffney, Vice-President, have been with Loomis Sayles since 1976 and 1984 respectively. Mr. Fuss and Ms. Gaffney, co-portfolio managers for the Portfolio, have been primarily responsible for its day-to-day management since its inception in March, 1997.

About the Janus Mid Cap Portfolio:

JANUS CAPITAL CORPORATION ("Janus") is the sub-investment manager for the Janus Mid Cap Portfolio. It is a Colorado corporation that began providing investment management services at its inception in 1970. In addition to the Fund, it provides investment management services to several mutual funds and several individual and institutional clients. As of December 31, 1997, Janus managed approximately $67.3 billion in assets.

The JANUS MID CAP PORTFOLIO seeks to provide long-term growth of capital.

The Portfolio will normally invest at least 65% of its total assets in common stocks of medium capitalization companies selected for their growth potential. The Portfolio is non-diversified, so that it can own larger positions in a smaller number of issuers. This means the appreciation or depreciation of a single investment can have a greater impact on the Portfolio's share price. The portfolio manager generally takes a "bottom up" approach to building the Portfolio by identifying companies with earnings growth potential that may not be recognized by the market at large, without regard to any industry sector or other similar selection procedure. Realizing income is not a significant consideration.

The Portfolio may also invest in other equity and debt securities, including "special situations."

The portfolio manager defines MID-CAPITALIZATION ("mid-cap") COMPANIES as those whose market capitalization fall within the range of companies included in the S&P

MidCap 400 Index at the time of the purchase. As of       , 1998, this included
companies with capitalizations between approximately $   and $  .

James P. Goff, Vice President and portfolio manager joined Janus in 1988. He is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management since its inception in March, 1997. He is also a portfolio manager for other investment portfolios. Over the past five years, he has also held other positions at Janus.

About the Scudder Global Equity Portfolio:

SCUDDER KEMPER INVESTMENTS, INC. ("Scudder") is the sub-investment manager for the Scudder Global Equity Portfolio. In addition to the Portfolio, it provides investment management services to several mutual funds and several individual and institutional clients. As of December 31, 1997, Scudder had investment management arrangements in effect for about $200 billion in assets globally.

The SCUDDER GLOBAL EQUITY PORTFOLIO seeks to provide long-term growth of capital.

The Portfolio generally invests most of its assets in equity securities (primarily common stock) of established companies listed on U.S. or foreign securities exchanges or traded over-the-counter. Normally, investments will be spread broadly around the world and will include companies of varying sizes. The Portfolio invests in companies that are expected to benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. The Portfolio will usually be invested in securities of issuers located in at least three countries, one of which may be the U.S, although all of its assets may also be invested in non-U.S. issues, and for temporary defensive purposes, all of its assets may be invested in U.S. issues.

The Portfolio may also invest in:
 . convertible and non-convertible preferred stock
 . investment grade debt securities convertible into common stock
 . below investment grade debt securities (currently, limited to 5% of its total assets)
 . high-quality non-U.S. (as well as domestic) money market instruments including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic" money market positions

William E. Holzer, Managing Director, Nicholas Bratt, Director of the Global Equity Group and Diego Espinsosa, Senior Vice-President have been with Scudder since 1980, 1976 and 1996, respectively. Messrs. Holzer, Bratt and Espinosa are co-portfolio managers for the Portfolio. Messrs. Holzer and Bratt have been primarily responsible for its day-to-day management since its inception in March 1997, and Mr. Espinosa joined the team in June, 1997. Mr. Holzer is a portfolio manager for other investment portfolios, is a member of Scudder's Currency Committee and has responsibilities for global equity investment strategies. Mr. Bratt is responsible for Scudder's Equity Activities and is president of Scudder's open and closed end equity funds that invest overseas. Over the past five years, Mr. Espinosa was also responsible for Latin American research and was portfolio manager of The Argentina Fund, Inc. at Scudder and held positions at Morgan Stanley & Co., Boston Consulting Group and CitiBank.

About the T. Rowe Price Portfolios:

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price") is the sub-investment manager of the T. Rowe Price Portfolios. A Maryland corporation, it dates back to 1937. In addition to the Fund, it provides investment management services to many retail and institutional accounts. As of March 31, 1998, T. Rowe Price and its affiliates had investment management arrangements in effect for about $139 billion in assets.

The T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO seeks long-term capital growth.

The Portfolio will normally invest at least 65% of its total assets in a diversified group of small capitalization companies. The Portfolio expects to invest primarily in common stocks and convertible securities of companies in the development stage of their corporate life cycle with potential to achieve long-term earnings growth faster than the overall market.

The Portfolio may also invest in:
 . stocks of larger issuers
 . warrants

 . fixed income securities of any investment grade (currently no more than 5% of its total assets may be below investment grade)

The portfolio managers define SMALL CAPITALIZATION ("small-cap") COMPANIES as those whose market capitalization fall within the range of companies included
in the     Index at the time of the purchase. As of       , 1998, this included
companies with capitalizations between approximately $   and $  .

The Portfolio is managed by an Investment Advisory Committee. Richard T. Whitney, Committee Chairman, has been responsible for day-to-day management of the Portfolio since its inception in March, 1997 and works with the Committee in developing and executing the Portfolio's investment program. Mr. Whitney joined T. Rowe Price in 1985 and has been managing investments there since 1986.

The T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital and, secondarily, dividend income.

The Portfolio normally invests at least 65% of its total assets in a diversified group of large capitalization growth companies. The Portfolio expects to invest primarily in common stocks of companies that pay dividends that are generally expected to rise in future years as earnings rise. The Portfolio generally looks for companies with above-average growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy; or that have a lucrative niche in the economy where profit margins widen due to economic factors (rather than one-time events such as lower taxes).

The Portfolio may also invest in:
 . other equity securities
 . convertible bonds and warrants
 . hybrid instruments (currently limited to 10% of its total assets)

The portfolio managers define LARGE CAPITALIZATION ("large-cap") COMPANIES as those whose market capitalization fall within the range of companies included
in the       Index at the time of the purchase. As of       , 1998, this
included companies with capitalizations of approximately $   and above.

The Portfolio is managed by an Investment Advisory Committee. Robert W. Smith, Committee Chairman, has been responsible for the day-to-day management of the Portfolio since its inception in November, 1998 and works with the Committee in developing and executing the Portfolio's investment program. Mr. Smith joined
T. Rowe Price and began managing assets there in 1992. Mr. Smith and the Investment Advisory Committee manage other mutual funds, including the T. Rowe Price Large Cap Fund.

About the Harris Oakmark Large Cap Value Portfolio:

HARRIS ASSOCIATES L.P. ("Harris") is the sub-investment manager of the Harris Oakmark Large Cap Value Portfolio. Together with its predecessors it has provided investment management services to mutual funds since 1970. It is a wholly-owned subsidiary of Nvest Companies, L.P. whose general partner, Nvest Corporation, is an indirect wholly-owned subsidiary of MetLife. In addition to the Fund, it provides investment management services to several mutual funds as well as individuals, trusts, endowments, institutional clients and private partnerships. As of December 31, 1997, Harris had investment arrangements in effect for about $17 billion in assets.

The HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The Portfolio normally invests at least 65% of its total assets in equity securities of large capitalization U.S. companies. The sub-adviser's chief consideration in selecting equity securities for the Portfolio is its judgment as to the size of the discount at which the security trades, relative to its economic value. The sub-adviser's investment philosophy is predicated on the belief that, over time, market price and value converge and that the investment in securities priced significantly below long-term value present the best opportunity to achieve long-term capital appreciation. The sub-adviser uses several methods to analyze value, but considers the primary determinant to be the enterprise's long-run ability to generate cash for its owners.

Harris also believes the risks of equity investing are often reduced if management's interests are strongly aligned with the interest of its stockholders.

The Portfolio may also invest in:
 . warrants and convertible securities
 . high and medium investment grade debt securities
 . below investment grade debt securities (currently limited to 25% of its total assets)

The portfolio managers define LARGE-CAP COMPANIES as those whose market
capitalization fall within the range of companies included in the     Index at
the time of the purchase. As of       , 1998, this included companies with
capitalizations of approximately $   and above.

Robert J. Sanborn and Edward Loeb are co-portfolio managers for the Portfolio and have been primarily responsible for its day-to-day management since its inception in November, 1998. Mr. Sanborn is the portfolio manager for other mutual funds managed by Harris, including The Oakmark Fund. Mr. Loeb is the portfolio manager for numerous individual and institutional clients as well as another mutual fund managed by Harris. Mr. Sanborn and Mr. Loeb have been with Harris since 1988 and 1989, respectively.

About the Neuberger&Berman Partners Mid Cap Value Portfolio:

NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("Neuberger&Berman"), is the sub-investment manager for the Neubeger&Berman Partners Mid Cap Value Portfolio. Neuberger&Berman and its predecessor firms have specialized in the management of mutual funds since 1950. Neuberger&Berman is owned by the principals of Neuberger&Berman, LLC. In addition to the Fund, Neuberger&Berman LLC and its affiliates, including Neuberger&Berman, provide investment management services to mutual funds and securities accounts with assets as of June 30, 1998 of about $59 billion.

The NEUBERGER&BERMAN PARTNERS MID CAP VALUE PORTFOLIO seeks capital growth.

The Portfolio will normally invest at least 65% of its total assets in common stocks of mid capitalization companies. The Portfolio uses a value-oriented investment approach designed to increase capital with reasonable risk by purchasing securities believed to be undervalued based on strong fundamentals, including: a low price-to-earnings ratio; consistent cash flows; the company's track record through all economic cycles; ownership interests by a company's management; and the dominance of a company in a particular field.

The Portfolio may also invest in the following:
 . other equity securities
 . investment grade debt securities
 . below investment grade debt securities (currently limited to 15% of its net assets)

The portfolio managers define MID-CAP COMPANIES as those whose market
capitalization fall within the range of companies included in the     Index at
the time of purchase. As of       , 1998 this included companies with
capitalizations between approximately $   billion and $   billion.

Michael M. Kassen and Mr. Robert I. Gendelman are Vice Presidents of Neuberger&Berman and principals of Neuberger&Berman, LLC. Mr. Kassen and Mr. Gendelman have been co-managers of the Portfolio since its inception in November, 1998. Mr. Kassen and Mr. Gendelman are also co-managers of the Neuberger&Berman Partners Fund.

About the Index Portfolios:

METLIFE is the investment manager for the index Portfolios.

Generally, the index Portfolios seek to approximately equal the return of the applicable index. The sponsors of the actual indices in no way sponsor, nor are they in any other way affiliated with, the Fund. To the extent the rules for compiling the index, or the securities in the index, change, the Portfolio investments may also change.

Each of these Portfolios may diversify differently by industry, country, currency and/or asset sector, as applicable, than the actual index. In addition to securities of the type contained in its index, each Portfolio may also invest in securities index, futures contracts and related options, warrants and convertible securities to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolios attempt to keep transaction costs low, MetLife generally will rebalance a Portfolio only if it deviates from the applicable index by a certain percent, depending on the company, industry, and country, as applicable.

In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until a Portfolio can invest cash that it receives, and other tracking error may result in a Portfolio's return being lower than the return of the applicable index.

MetLife monitors the tracking performance of each Portfolio through examination of the correlation coefficient. A perfect correlation would produce a coefficient of 1.00. Each Portfolio will attempt to maintain a target correlation coefficient of at least .95.

The METLIFE STOCK INDEX PORTFOLIO seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The Portfolio will normally invest most of its assets in common stocks included in the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. The stocks included in the S&P 500 Index are issued by companies among those whose outstanding stock have the largest aggregate market value, although stocks that are not among the 500 largest are included in the S&P 500 Index for diversification purposes.

The RUSSELL 2000 INDEX PORTFOLIO seeks to equal the return of the Russell 2000 Index.

The Portfolio will normally invest most of its assets in common stocks included in the Russell 2000 Index. The Russell 2000 Index is composed of 2,000 small capitalization companies. As of March 31, 1998, the average stock market capitalization of companies in the Russell 2000 Index was $513 million, and the weighted average stock market capitalization was $960 million.

Initially, the Portfolio will invest in a statistically selected sample of the 2000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen to, as a group, reflect the composite performance of the Russell 2000 Index. As the Portfolio's total assets grow, a larger percentage of stocks included in the Russell 2000 Index will be included in the Portfolio.

The MORGAN STANLEY EAFE INDEX PORTFOLIO seeks to equal the return of the MSCI EAFE Index.

The Portfolio will normally invest most of its assets in equity securities included in the MSCI EAFE Index. The MSCI EAFE Index (also known as the Morgan Stanley Capital International Europe Australasia Far East Index) is an index containing approximately 1,100 equity securities of companies of varying capitalizations in countries outside the United States. As of July 1, 1998 countries included in the MSCI EAFE Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Initially, the Portfolio will invest in a statistically selected sample of the 1,100 stocks included in the MSCI EAFE Index. The stocks purchased for Portfolio are chosen to, as a group, reflect the composite performance of the MSCI EAFE Index. As the Portfolio's total assets grow, a larger percentage of stocks included in the MSCI EAFE Index will be included in the Portfolio.

The LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO seeks to equal the performance of the Lehman Brothers Aggregate Bond Index.

The Portfolio will normally invest most of its assets in fixed income securities included in the Lehman Brothers Aggregate Bond Index. This Index is comprised of the Lehman Brothers Government/Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index. The Portfolio may continue to hold debt that no longer are included in the index, if, together with any money market instruments or cash, such holdings are no more than 20% of the Portfolio's net assets. In addition, up to 5% of the Portfolio's net assets may be invested in below investment grade securities.

The following types of fixed income securities are included in the index:
 . debt obligations issued or guaranteed by the United States Government or its agencies or instrumentalities
 . debt obligations issued or guaranteed by U.S. corporations
 . debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies . mortgage-backed securities

The Portfolio will invest in a sampling of the bonds included in the Lehman Brothers Aggregate Bond Index. The bonds purchased for the Portfolio are chosen to, as a group, reflect the composite performance of the index. As the Portfolio's total assets grow, a larger percentage of bonds included in the index will be included in the Portfolio.

CERTAIN INVESTMENT PRACTICES:

The Table that follows sets forth certain investment practices in which some or all of the Portfolios may engage. These practices will not be the primary activity of any Portfolio, however, except as noted in the above textual information about each Portfolio. The following Portfolio numbers are used in the table:

 PORTFOLIO
  NUMBER   PORTFOLIO NAME
 --------- --------------
     1     State Street Research Growth
     2     State Street Research Income
     3     State Street Research Money Market
     4     State Street Research Diversified
     5     State Street Research Aggressive Growth
     6     State Street Research International Stock
     7     Janus Mid Cap
     8     T. Rowe Price Small Cap Growth
     9     Scudder Global Equity

 PORTFOLIO
  NUMBER   PORTFOLIO NAME
 --------- --------------
    10     T. Rowe Price Large Cap Growth
    11     Neuberger&Berman Partners Mid Cap Value
    12     Harris Oakmark Large Cap Value
    13     MetLife Stock Index
    14     Russell 2000 Index
    15     Morgan Stanley EAFE Index
    16     Lehman Brothers Aggregate Bond Index
    17     Loomis Sayles High Yield Bond


                                                                       PERCENTAGE LIMIT PER PORTFOLIO
  ITEM   INVESTMENT PRACTICE                            PORTFOLIOS     ON ASSETS/1/
-----------------------------------------------------------------------------------------------------
   1     Sell covered call options on securities and    All            None
         stock indices as a hedge against or to
         minimize anticipated loss in value.
-----------------------------------------------------------------------------------------------------
   2     Sell covered put options on securities and     6,7,8,9,17     None
         stock indices to earn additional income, as a
         hedge against or to minimize anticipated loss
         in value.
-----------------------------------------------------------------------------------------------------
   3     Sell covered put and covered call options on   6,7,8,9,17     None
         currencies as a hedge against anticipated
         declines in currency exchange rates in which
         securities are held or to be purchased or to
         earn additional income.
-----------------------------------------------------------------------------------------------------
   4     Purchase put options on securities and         All except 11  None
         indices that correlate with a Portfolio's
         securities for defensive purposes in order to
         protect against anticipated declines in
         values.
-----------------------------------------------------------------------------------------------------
   5     Purchase call options that on securities and   All except 11  None
         indices correlate with that Portfolio's
         securities.
-----------------------------------------------------------------------------------------------------
   6     Purchase put options on currencies for         6,7,8,9,11,17  None
         defensive purposes in order to protect
         against anticipated declines in values on
         currencies in which a Portfolio's securities
         are or may be denominated.
-----------------------------------------------------------------------------------------------------
   7     Purchase call options on currencies that       6,7,8,9,11,17  None
         correlate with the currencies in which the
         Portfolio's securities may be denominated.
-----------------------------------------------------------------------------------------------------
   8     Purchase and sell otherwise permitted stock,   7,9,11         None
         currency, and index put and call options
         "over-the-counter" (rather than only on
         established exchanges).
-----------------------------------------------------------------------------------------------------
   9     Purchase and sell futures contracts (on        All, except    For each applicable
         recognized futures exchanges) on debt          11,13,14,15    Portfolio, combined limit
         securities and indices of debt securities as                  on, the sum of the initial
         a hedge against or to minimize adverse                        margin for futures and
         principal fluctuations resulting from                         options sold on futures,
         anticipated interest rate changes or to                       plus premiums paid for
         adjust exposure to the bond market.                           unexpired options on
                                                                       futures, is 5% of total
                                                                       assets (excluding "in the
                                                                       money" and for Portfolios
                                                                       7,8,9,14,15,16 and 17, "bona
                                                                       fide hedging" as defined by
                                                                       the Commodity Futures
                                                                       Trading Commission)
-----------------------------------------------------------------------------------------------------
  10     Purchase and sell future contracts (on         1,4,5,6,7,8,9, Same as Item 9
         recognized futures exchanges) on equity        13,14,15,17
         securities or stock indices as a hedge or to
         enhance return.
-----------------------------------------------------------------------------------------------------
  11     Purchase and sell currency futures contracts   6,7,8,9,17     Same as Item 9
         (on recognized futures exchanges) as a hedge
         or to adjust exposure to the currency market.

                                                                              PERCENTAGE LIMIT PER PORTFOLIO
  ITEM   INVESTMENT PRACTICE                              PORTFOLIOS          ON ASSETS/1/
------------------------------------------------------------------------------------------------------------
  12     Sell covered call options on and purchase put    All except 11       Same as Item 9
         and call options contracts on futures contracts
         (on recognized futures exchanges) of the type
         and for the same reasons the Portfolio is
         permitted to enter futures contracts.
------------------------------------------------------------------------------------------------------------
  13     Sell covered put options on futures contracts    6,7,8,9,17          Same as Item 9
         (on recognized futures exchanges) of the type
         and for the same reasons the Portfolio is
         permitted to enter into futures contracts.
------------------------------------------------------------------------------------------------------------
  14     Enter into forward foreign currency exchange     All, except 13,14   None
         contracts to hedge currency risk relating to
         securities denominated, exposed to, or traded in
         a foreign currency in which the Portfolio may
         invest.
------------------------------------------------------------------------------------------------------------
  15     Enter into forward foreign currency exchange     6,7,8,9,17          5% of total assets
         contracts for non hedging purposes.
------------------------------------------------------------------------------------------------------------
  16     Enter into transactions to offset or close out   All                 None
         any of the above.
------------------------------------------------------------------------------------------------------------
  17     Mortgage-related securities (except for IOs and  All                 None
         POs)
------------------------------------------------------------------------------------------------------------
  18     Mortgage related interest only (IOs) and         All, except 3,11,13 None
         principal only (POs) securities
------------------------------------------------------------------------------------------------------------
  19     Use swaps, caps, floors and collars on interest  7,8,9,17            None
         rates, currencies and indices as a risk
         management tool.
------------------------------------------------------------------------------------------------------------
  20     Invest in foreign securities.                    A. 1,2,3,4,5,13,14  A. Not more than 10% of its
                                                                                total assets in securities
                                                                                of foreign issuers, except
                                                                                up to 25% of its total
                                                                                assets may be invested in
                                                                                securities: issued,
                                                                                assumed or guaranteed by
                                                                                foreign governments or
                                                                                their political
                                                                                subdivisions or
                                                                                instrumentalities; assumed
                                                                                or guaranteed by domestic
                                                                                issuers; or issued,
                                                                                assumed or guaranteed by
                                                                                foreign issuers with a
                                                                                class securities listed on
                                                                                the New York Stock
                                                                                Exchange.*
                                                          B. 6,9,15           B. None
                                                          C. 17               C. Foreign Securities
                                                                                limited to 50% of its
                                                                                total assets (except 100%
                                                                                in securities of Canadian
                                                                                issuers).*
                                                          D. 10               D. Foreign Securities
                                                                                limited to 30% of total
                                                                                assets*
                                                          E. 8                E. Foreign Securities
                                                                                limited to 20% of total
                                                                                assets*
                                                          F. 12               F. Foreign Securities
                                                                                limited to 25% of total
                                                                                assets*
                                                          G. 11               G. Foreign Securities
                                                                                limited to 10% of total
                                                                                assets*
                                                          H. 7                H. Foreign securities
                                                                                denominated in a foreign
                                                                                currency and not publicly
                                                                                traded in U.S. limited to
                                                                                30% of total assets*
------------------------------------------------------------------------------------------------------------
  21     Lend portfolio securities.                       A. 1,2,3,4,5,6,13   A. 20% of total assets*
                                                          B. 8,9,10,11,12,    B. 33 1/3% of total assets*
                                                            14,15,16,17
                                                          C. 7                C. 25% of total assets*
------------------------------------------------------------------------------------------------------------
  22     Invest in securities that are illiquid.          A. All except 3,9   A. 15% of total assets
                                                          B. 3,9              B. 10% of total assets

                                                                               PERCENTAGE LIMIT PER PORTFOLIO
  ITEM   INVESTMENT PRACTICE                            PORTFOLIOS             ON ASSETS/1/
-------------------------------------------------------------------------------------------------------------
  23     Invest in other investment companies, which    All except 11          10% of total assets (except
         may involve payment of duplicate fees.                                that only 5% of total assets
                                                                               may be invested in a single
                                                                               investment company and no
                                                                               portfolio can purchase more
                                                                               than 3% of the total
                                                                               outstanding voting
                                                                               securities of any one
                                                                               investment company or,
                                                                               together with other
                                                                               investment companies having
                                                                               the same investment adviser,
                                                                               purchase more than 10% of
                                                                               the voting stock of any
                                                                               "closed-end" investment
                                                                               company).
-------------------------------------------------------------------------------------------------------------
  24     Invest in money market instruments issued by   6,7,8,9,17             None
         a commercial bank or savings and loan
         associations (or its foreign branch or
         agency) notwithstanding that the bank or
         association has less than $1 billion in total
         assets, is not a member of the Federal
         Deposit Insurance Corporation, is not
         organized in the U.S., and/or is not
         operating in the U.S.
-------------------------------------------------------------------------------------------------------------
  25     Invest in securities issued by companies       All                    25% of total assets
         primarily engaged in any one industry.                                (provided that the following
                                                                               will be considered separate
                                                                               industries: each type of
                                                                               utility service; each type
                                                                               of oil or oil-related
                                                                               company. Also, savings loans
                                                                               are a separate industry from
                                                                               finance companies; and for
                                                                               the money market securities
                                                                               of Portfolios 3 and 4
                                                                               securities issued or
                                                                               guaranteed by the U.S.
                                                                               government, its agencies or
                                                                               instrumentalities and debt
                                                                               securities issued by
                                                                               domestic banks are not
                                                                               subject to the
                                                                               restriction).* (The Fund
                                                                               will disclose when more than
                                                                               25% of a Portfolio's total
                                                                               assets are invested in four
                                                                               oil related industries).
-------------------------------------------------------------------------------------------------------------
  26     Borrow in the form of short-term credits       All                    Together with items below,
         necessary to clear Portfolio transactions;                            up to 1/3 of the amount by
         enter into reverse repurchase arrangements.                           which total assets exceed
                                                                               total liabilities (less
                                                                               those represented by such
                                                                               obligations).*
-------------------------------------------------------------------------------------------------------------
  27     Borrow money for extraordinary or emergency    A. All except 9        A. 5% of total assets*
         purposes (e.g. to honor redemption requests
         which might otherwise require the sale of
         securities at an inopportune time).
                                                        B. 9                   B.  1/3 of total assets,
                                                                                 provided that if together
                                                                                 with reverse repurchase
                                                                                 agreements obligations
                                                                                 exceed 5% of total assets,
                                                                                 no additional securities
                                                                                 will be purchased for the
                                                                                 Portfolio.*
-------------------------------------------------------------------------------------------------------------
  28     Purchase securities on a "when-issued" basis.  6,7,8,9,13,14,15,16,17 None
-------------------------------------------------------------------------------------------------------------
  29     Invest in real estate interests, including     All                    10% of total assets*
         real estate mortgage loans, but excluding
         investments in exchange-traded real estate
         investment trusts and shares of other real
         estate companies.
-------------------------------------------------------------------------------------------------------------
  30     Purchase ADRs                                  A. 1,2,3,4,5           A. Together with the assets
                                                                                 referred to in Item 20 A
                                                                                 above, 35% of total assets
                                                        B. 7,11,15             B. None
                                                        C. 10,13,14            C. Together with assets
                                                                                 referred to in Item 20 D
                                                                                 above, 30% of total assets
                                                        D. 12                  D. Together with assets
                                                                                 referred to in Item 20 F
                                                                                 above, 25% of total assets

-----------
* Policy may be changed only by shareholder vote.
/1/ At time of investment, unless otherwise noted.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover is the annual amount, expressed as a percentage, of a Portfolio's securities that it replaces in one year. The portfolio turnover rate will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Portfolio. Portfolio turnover may vary from year to year or within a year, depending upon economic, market or business conditions and client contributions and withdrawals. To the extent that brokerage commissions and transaction costs are incurred in buying and selling portfolio securities, the rate of portfolio turnover could affect each Portfolio's net asset value. The historical rates of portfolio turnover for all of the Portfolios that were active prior to November 1, 1998 are set forth in the Financial Highlights.

The portfolio turnover rates for the listed Portfolios are not expected to exceed the following:

                                      PORTFOLIO
PORTFOLIO                             TURNOVER
---------                             ---------
T. Rowe Price Large Cap Growth           54%
Harris Oakmark Large Cap Value           35%
Neuberger&Berman Partners Mid Cap       100%
Russell 2000 Index                       45%
Morgan Stanley EAFE Index                25%
Lehman Brothers Aggregate Bond Index     40%

DESCRIPTION OF SOME INVESTMENTS, TECHNIQUES, AND RISKS

To varying extents, the portfolio managers may use the following techniques and investments in managing the Portfolios.

Investment Styles

A VALUE INVESTING approach concentrates on securities that are undervalued in relation to a company's fundamental economic values. Securities may be undervalued for various reasons including SPECIAL SITUATIONS (i.e., where the portfolio manager believes that a company's securities will appreciate when the market recognizes a specific development at the company, such as a new product or process, a management change or a technological breakthrough). A GROWTH INVESTING approach emphasizes stocks of companies that are projected to grow at above-average rates based on the company's earnings growth potential.

INDEX PORTFOLIOS attempt to equal the return of a particular index, which can provide broad exposure to various market segments. Unlike actively managed portfolios, they do not expect to use any DEFENSIVE STRATEGIES and investors bear the risk of adverse market conditions.

Except with respect to the index Portfolios, portfolio managers generally expect to use DEFENSIVE STRATEGIES. These include holding greater cash positions, short-term money market instruments or similar investments that are not within the Portfolio's usual investment strategy, but do not violate any prohibition to which the Portfolio is subject. Portfolio managers use defensive strategies, when they believe that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities.

Capitalization

CAPITALIZATION measures the size of a company, based on the aggregate market value of the company's outstanding stock. Different Portfolios may use different definitions with respect to whether a company is classified as a small-cap, mid-cap or large-cap company. Investments in companies that are less mature or are small or mid-cap, may present greater opportunities for capital appreciation than investments in larger, more mature companies, but also present greater risks including:
 . greater price volatility because they are less broadly traded
 . less available public information
 . greater price volatility due to limited product lines, markets, financial resources, and management experience.

Securities Lending

SECURITIES LENDING involves lending some of a Portfolio's securities to brokers, dealers and financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a mutual fund that invests in such securities. Securities lending can increase current income for a Portfolio because the Portfolio continues to receive payments equal to the interest and dividends on loaned securities. Also, the investment experience of the cash collateral will inure to the Portfolio. Loans will not have a term longer than 30 days and will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to some risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Equity Securities

EQUITY SECURITIES include common stocks, preferred stocks, convertible securities and warrants. Equity securities may offer a higher rate of return than debt securities. However, the risks associated with investments in equity securities may also be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risk than other securities choices. Depending on their terms, however, preferred stock and convertible securities may have investment and risk characteristics more closely resembling those of debt securities than those of other equity securities.

COMMON STOCKS represent ownership in a company and participate in company profits through dividend payments or capital appreciation after other claims are satisfied. Common stock generally has the greatest potential for appreciation and depreciation of all corporate securities (other than warrants) since the share price reflects the company's earnings.

PREFERRED STOCKS represent an ownership interest in a company of a specified rank (after bonds and before common stocks) with respect to dividend payments and company assets. Preferred stock generally receives a dividend, but may also omit or be in danger of omitting a dividend payment, in which case it would be purchased for its capital appreciation potential.

CONVERTIBLE SECURITIES generally are bonds or preferred stocks which can be exchanged, through warrants or otherwise, into a specified number of shares of the issuer's common stock. Convertible securities generally pay higher interest or dividends than common stock but lower interest or dividends than non-convertible securities.

WARRANTS are rights issued by the issuer of a security (usually common stock) to purchase that security at a specified price for a specified period of time. They do not represent an ownership interest in the issuing company, and their prices do not necessarily parallel the prices of the underlying security.

Derivative Instruments

FUTURES CONTRACTS are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. A Portfolio must post an amount equal to a portion of the total market value of the futures contract as INITIAL MARGIN, which is returned when a Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post VARIATION MARGIN to maintain this amount as the market value of the contract fluctuates.

Special skill is required in order to effectively use futures contracts. No Portfolio will use futures contracts or options thereon for leveraging purposes. Certain risks exist when a Portfolio uses futures contracts including the:
 . inability to close out or offset futures contract transactions at favorable prices
 . reduction of the Portfolio's income
 . reduction in the value of the subject of the futures contract or of the contract itself
 . imperfect correlation between the value of the futures contract and the value of the subject of the contract
 . prices moving contrary to the portfolio manager's expectation

CALL OPTIONS give the purchaser the right to buy and obligate the seller to sell an underlying security, currency, stock index (which is based on the weighted average of the securities in the index), or futures contract at a specified "exercise" price during the option period. There are certain risks to a Portfolio that sells call options, including the inability to effect closing transactions at favorable prices or to participate in the appreciation of the subject of the call option above the exercise price. Purchasing call options exposes a Portfolio to the risk of losing the entire premium it has paid for the option.

PUT OPTIONS give the purchaser the right to sell and obligate the seller to purchase an underlying security, currency, stock index (which is based on the weighted average of the securities in the index) or futures contract at a specified "exercise" price during the option period. There are certain risks to a Portfolio that sells put options, including the inability to effect closing transactions at favorable prices and the obligation to purchase the subject of the put option at prices which may be greater than current market values or exchange rates. Purchasing put options exposes a Portfolio to the risk of losing the entire premium it has paid for the option if the option cannot be exercised profitably.

COVERED OPTIONS involve a Portfolio's (a) segregating liquid assets with its custodian that at all times at least equal the Portfolio's obligations under such options, (b) holding an appropriate offsetting option or other derivative instrument, or, (c) in the case of a call option sold by the Fund, owning the securities or other investments subject to the option.

HYBRID INSTRUMENTS combine elements of futures contracts or options with elements of debt, preferred equity, depository instruments, or other evidence of indebtedness. A portion of or all interest payments to the Portfolio and/or the principal or stated amount payable to the Portfolio at maturity, redemption, or retirement of the hybrid instrument are determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities or by another benchmark such as an index or interest rate.

Hybrid instruments can be an efficient means of exposing a Portfolio to a particular market in order to enhance total return. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of investing in these instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Hybrid securities typically do not trade on exchanges. Hybrid instruments are frequently (or may become) less liquid than other types of investments. They also expose the Portfolio to losses if the other party to the transaction fails to meet its obligations.

Portfolios use SWAPS, CAPS, FLOORS and COLLARS as risk management tools to protect against changes in interest rates or in security or currency values, or to gain exposure to certain markets in an economical way. SWAP TRANSACTIONS involve an agreement where one party exchanges payments equal to a floating interest rate, currency exchange rate or variation in interest rates or currency indexes on a specified amount (the "notional amount"), and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period. CAPS give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index exceeds a specified level during a specified period of time. FLOORS give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index is less than a specified level during a specified period of time. COLLARS give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index is outside an agreed upon range during a specified period of time.

A Portfolio will not use swaps, caps, floors or collars to leverage its exposure to changing interest rates, currency rates, or security values. Nor will a Portfolio sell interest rate caps, floors or collars unless it owns securities that will provide the interest that the Portfolio may be required to pay.

The use of swaps, caps and floors exposes the Portfolio to investment risks different than those associated with other security transactions including:
 . total loss of the Portfolio's investment in swaps and the sale of caps, floors and collars (a Portfolio's purchase of caps, floors and collars can result only in the loss of the purchase price)
 . investment performance of the Portfolio can be worse than if these techniques were not used if the assumptions used in entering into the transactions were incorrect
 . since these instruments generally do not trade on exchanges, a Portfolio may not be able to enter into offsetting positions, or may suffer other losses, if the other party to the transaction fails to meet its obligations
 . more market volatility than other types of investments

Debt ("Fixed Income") Securities

Some of the many varieties of debt securities that the Portfolios may purchase are described below. Most debt securities (other than those that have "floating" interest rates) will increase in value if market interest rates subsequently decrease and decrease in value if market interest rates subsequently increase. In most market environments these variations tend to be more pronounced the longer the security's remaining duration. Changes in the issuer's perceived creditworthiness can also significantly affect the value of any debt securities that a Portfolio holds.

INVESTMENT GRADE SECURITIES are rated by at least one NRSRO in one of its top four rating categories, or if unrated, the portfolio manager must determine that the securities are of comparable quality. All other securities are considered BELOW INVESTMENT GRADE. Below investment grade securities are also known as "JUNK BONDS." Although they generally provide higher yields, below investment grade fixed income securities, and to a lesser extent, lower rated investment grade fixed income securities, expose a Portfolio to greater risks than higher rated investment grade securities including:
 . the inability of the issuer to meet principal and interest payments
 . loss in value due to economic recession or substantial interest rate increases
 . adverse changes in the public's perception of these securities
 . legislation limiting the ability of financial institutions to invest in these securities
 . lack of liquidity in secondary markets
 . market price volatility

MORTGAGE-RELATED SECURITIES represent a direct or indirect interest in a pool of mortgages such as FNMAs, FHLMCs, Collateralized Mortgage Obligations ("CMOs"), and related securities including GNMAs and mortgage-backed securities. They may be issued or guaranteed by U.S. government instrumentalities or other entities whose obligation is securitized by the underlying portfolio of mortgages or mortgage-backed securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities. INTEREST ONLY SECURITIES ("IOs") are entitled to interest payments from a class of these securities and PRINCIPAL ONLY SECURITIES ("POs") are entitled to principal payments from a class of these securities. POs are more volatile in response to changing interest rates than mortgage-related securities that provide for interest payments. IOs also are extremely volatile and generally experience a loss in value in the event prepayment rates are greater than anticipated, which occurs generally when interest rates fall, and an increase in value when interest rates rise.

ASSET-BACKED SECURITIES represent a direct or indirect interest in a pool of automobile or credit card receivables. The issuers of the asset-backed securities are special purpose entities that do not have significant assets other than the receivables securitizing the securities. The collateral supporting these securities generally is of shorter maturity than mortgage-related securities, but exposes a Portfolio to similar risks associated with prepayment of the receivables prior to maturity.

ZERO COUPON SECURITIES credit interest at a specified rate but do not distribute cash payments for interest as it falls due. These securities fluctuate in value due to changes in interest rates more than comparable debt obligations that pay periodic interest.

When-Issued Securities

Purchasing securities "WHEN-ISSUED" is a commitment by a Portfolio to buy a security before the security is actually issued. The amount of the Portfolio's payment obligation and the security's interest rate are determined when the commitment is made, even though no interest accrues until the security is issued, which is generally 15 to 120 days later. The Portfolio will segregate liquid assets with its custodian sufficient at all times to satisfy these commitments. If the value of the security is less when delivered than when the commitment was made, the Portfolio will suffer a loss.

American Depository Receipts ("ADRs")

ADRS are U.S. dollar-denominated certificates issued by a U.S. bank or trust company which represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and are registered domestically. These factors eliminate certain risks associated with investing in foreign securities.

U.S. dollar-denominated money market securities of foreign issuers

These securities may be registered domestically and traded on domestic exchanges or in the U.S. over-the-counter market (e.g., Yankee securities). If the securities are registered domestically, certain risk factors of investing in foreign securities are eliminated. These securities may also be registered abroad and traded exclusively in foreign markets (e.g., Eurodollar securities).

FOREIGN INVESTMENTS

FOREIGN SECURITIES include equity securities and debt securities of non-U.S. domiciled issuers. A few of the many varieties of foreign investments are described below.

EDRS and IDRS are receipts issued in Europe, generally by a non-U.S. bank or trust company, that evidence ownership of non-U.S. securities.

GDRS are securities convertible into equity securities of foreign issuers.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS obligate a Portfolio to purchase or sell a specific currency on a specified date for a specified amount. They can be used to hedge the currency risk relating to securities traded in or exposed to a foreign currency. When used as a hedge, substitute or proxy currency can also be used instead of the currency in which the investment is actually denominated. This is known as PROXY HEDGING. These contracts can also be used to generate income or adjust a Portfolio's exposure to various currencies.

SYNTHETIC NON-U.S. MONEY MARKET POSITIONS are created through the simultaneous purchase of a U.S. dollar-denominated money market instrument and a forward foreign currency exchange contract to deliver U.S. dollars for a foreign currency. These are purchased instead of foreign currency denominated money market securities because they can provide greater liquidity.

FOREIGN SECURITIES RISK CONSIDERATIONS
Although Portfolios that invest in foreign securities may reduce their overall risk by providing further diversification, the Portfolios will be exposed to the following risks with these investments:
 . adverse effects from changing political, social or economic conditions, diplomatic relations, taxation or investment regulations
 . limitations on repatriation of assets
 . expropriation
 . costs associated with currency conversions
 . less publicly available information because foreign securities and issuers are generally not subject to the reporting requirements of the SEC
 . differences in financial evaluation because foreign issuers are not subject to the domestic accounting, auditing and financial reporting standards and practices
 . lack of development or efficiency with respect to non-domestic securities markets and brokerage practices (including higher, non-negotiable brokerage costs)
 . less liquidity (including due to delays in transaction settlement)
 . more price volatility
 . smaller options and futures markets, causing lack of liquidity for these securities
 . higher custodial and settlement costs

THE FUND'S ORGANIZATION

The Fund's Directors review actions of the Fund's investment manager, sub-investment managers and sub-sub-investment manager and decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. The Board of Directors and the Fund's officers are listed under "Directors and Officers" in the SAI.

The Fund was formed in Maryland on November 23, 1982. The Fund has 3 billion shares of authorized common stock at $0.01 par value per share. The Board of Directors may classify and reclassify any authorized and unissued shares. The Fund can issue additional classes of shares without shareholder consent. The shares are presently divided into classes (or series), including one for each Portfolio consisting of 100 million shares (200 million shares for the State Street Research Diversified, State Street Research Growth, and MetLife Stock Index Portfolios).

Each Portfolio's issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio's outstanding shares) of the Portfolio's assets (less liabilities) if the Portfolio is liquidated or dissolved. For these purposes and for deciding share prices, the Board of Directors determines how to allocate assets to the Portfolio(s) when it is not clear to which Portfolio(s) the assets are attributed. Liabilities which are not clearly assignable to a Portfolio are generally allocated among the Portfolios in proportion to their relative net assets. In the unlikely event that any Portfolio has liabilities in excess of its assets, the other Portfolios may be held responsible for the excess liabilities.

MetLife purchases shares of each of the Portfolios at their inception for its general account. MetLife has sold some of those shares, but will not sell shares if the sale would reduce the Fund's net worth below $100,000. MetLife paid all of the organizational expenses of the Fund and will not be reimbursed.

METLIFE

MetLife is the Fund's investment manager and principal underwriter and distributor. MetLife also manages its own investment assets and those of certain affiliated companies and other entities. MetLife is a mutual life insurance company which sells insurance policies and annuity contracts. On December 31, 1997, it had total life insurance in force of approximately $1.7 trillion and total assets under management of approximately $330.3 billion. MetLife is the parent of Metropolitan Tower.

INVESTMENT MANAGEMENT FEES

The Fund pays MetLife monthly for its investment management services based on the following annual percentages of the average daily net assets of each
Portfolio:

                                       AVERAGE
                                      DAILY NET  % PER
PORTFOLIO                               ASSETS   ANNUM
---------                             ---------- -----
State Street Research Money Market    All assets .25%
MetLife Stock Index                   All assets .25%
Lehman Brothers Aggregate Bond Index  All assets .25%
Russell 2000 Index                    All assets .25%

                                        AVERAGE
                                       DAILY NET     % PER
PORTFOLIO                               ASSETS       ANNUM
---------                          ----------------- -----
Morgan Stanley EAFE Index          All assets        .30%
State Street Research Growth       1st $500 million  .55%
                                   next $500 million .50%
                                   over $1 billion   .45%
State Street Research Income       1st $250 million  .35%
                                   next $250 million .30%
                                   over $500 million .25%
State Street Research Diversified  1st $500 million  .50%
                                   next $500 million .45%
                                   over $1 billion   .40%
State Street Research              1st $500 million  .75%
International Stock                next $500 million .70%
                                   over $1 billion   .65%
State Street Research              1st $500 million  .75%
Aggressive Growth                  next $500 million .70%
                                   over $1 billion   .65%
Loomis Sayles High Yield Bond      All assets        .70%
T. Rowe Price Small Cap Growth     1st $100 million  .55%
                                   next $300 million .50%
                                   over $400 million .45%
T. Rowe Price Large Cap Growth     1st $50 million   .70%
                                   over $50 million  .60%
Janus Mid Cap                      1st $100 million  .75%
                                   next $400 million .70%
                                   over $500 million .65%
Scudder Global Equity              1st $50 million   .90%
                                   next $50 million  .55%
                                   next $400 million .50%
                                   over $500 million .475%
Harris Oakmark Large Cap Value     1st $250 million  .75%
                                   over $250 million .70%
Neuberger&Berman Partners          1st $100 million  .70%
Mid Cap Value                      next $250 million .675%
                                   next $500 million .65%
                                   next $750 million .625%
                                   over $1.6 billion .60%

MetLife pays all the sub-investment managers for their services. State Street Research pays GFM for its services as sub-sub-investment manager.

FUND EXPENSES

The Fund is responsible for paying its own expenses. However, MetLife has the right, if it chooses, to pay all or part of the Fund's expenses or those of any of the Portfolios. MetLife also has the right to stop these payments upon notice to the Board of Directors and to Fund shareholders.

MetLife subsidizes expenses of certain Portfolios in excess of a certain percentage of net assets until the earlier of either total net assets reaching $100 million or a certain date as follows:

                                         SUBSIDIZED
                                         EXPENSE IN
PORTFOLIO                                EXCESS OF   DATE
---------                                ---------- -------
Loomis Sayles High Yield Bond              0.20%     3/2/99
Harris Oakmark Large Cap Value             0.20%    11/2/00
T. Rowe Price Large Cap Growth             0.20%    11/2/00
Neuberger&Berman Partners Mid Cap Value    0.20%    11/2/00
Lehman Brothers Aggregate Bond Index       0.20%    11/2/00
Russell 2000 Index                         0.20%    11/2/00
Morgan Stanley EAFE Index                  0.25%    11/2/00

MetLife paid such excess expenses for the Janus Mid Cap Portfolio until December 30 1997, for the T. Rowe Price Small Cap Growth Portfolio until January 22, 1998 and for the Scudder Global Equity Portfolio until July 1, 1998. Expenses exclude the investment management fees payable to MetLife, brokerage commissions on portfolio transactions (including any other direct costs related to portfolio investment transactions), taxes, interest and other loan costs owed by the Fund and any unusual one-time expenses (such as legal related expenses). These subsidies and other prior expense reimbursement arrangements can increase the performance of the Portfolios.

SHAREHOLDER MEETINGS

Regular annual shareholder meetings are not required and the Fund does not expect to have regular meetings. For certain purposes, the Fund is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (1) approve certain agreements required by securities laws; (2) change fundamental investment objectives and restrictions of the Portfolios; and (3) fill vacancies on the Board of Directors when less than a majority have been elected by shareholders. Also, if 10% or more of the outstanding shares request a shareholders' meeting, then by a vote of two-thirds of the Fund's outstanding shares (as of a designated record date) a director may be removed from office. The Fund assists with all shareholder communications. Except as mentioned above, directors will continue in office and may appoint directors for vacancies.

VOTING

Each share has one vote and fractional shares have fractional votes. Votes for all Portfolios are generally aggregated. When there is a difference of interests between the Portfolios, votes are counted on a per Portfolio basis and not totaled. Shares in a Portfolio not affected by a matter are not entitled to vote on that matter. A Portfolio-by-Portfolio vote may occur, for example, when there are proposed changes to a particular Portfolio's fundamental investment policies or investment management agreement.

Owners of Contracts supported by separate accounts registered as unit investment trusts under the Investment Company Act of 1940 have certain voting interests in Fund shares. The Contract prospectus attached to this Prospectus describes how Contract owners can give voting instructions for Fund shares. Shares held by MetLife's general account and in a separate account (not registered as a unit investment trust) vote in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a regulated investment company under the tax law and, as such distributes substantially all of each Portfolio's ordinary net income and capital gains each calendar year as a dividend to the separate accounts funding the Contracts to avoid an excise tax on certain undistributed amounts. The Fund expects to pay no income tax. Dividends are declared annually and reinvested in additional full and partial shares of the Portfolio. The Board of Directors may declare dividends at other times.

The Fund and its Portfolios will comply with diversification and other tax law and rules that apply to investments under variable life insurance and annuity contracts. Under these rules, shares of the Fund will generally only be available through the purchase of a variable life insurance or annuity contract. Income tax consequences to Contract owners who allocate premium to Fund shares are discussed in the prospectus for the Contracts that is attached at the front of this Prospectus.

SALE AND REDEMPTION OF SHARES

Shares are sold and redeemed at a price equal to the net asset value without any sales charges. The Insurance Companies purchase or redeem shares of each Portfolio, based on, among other things: (1) the amount of net Contract premiums or purchase payments transferred to the separate accounts; (2) transfers to or from separate account investment divisions; (3) policy loans;
(4) loan repayments; and (5) benefit payments to be effected on a given date under the contracts. Generally, these purchases and redemptions are priced using the Portfolio net asset value computed for the same date and time as are used to price the corresponding contract transaction.

Each Portfolio's net asset value per share is calculated by taking its assets (including dividends and interest received or accrued), deducting its liabilities (including accrued expenses and dividends payable) and dividing the result by the total number of the Portfolio's outstanding shares. To determine the value of a Portfolio's assets, cash and receivables are valued at their face amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date.

Securities, options and futures contracts held by the Portfolios are valued at market value. Short-term debt instruments with a maturity of 60 days or less held by all Portfolios and all debt instruments held by the State Street Research Money Market Portfolio are valued on an amortized cost basis. When market quotations are not readily available for securities and assets, they are valued at fair value as determined by the Board of Directors.

A Portfolio's net asset value per share is determined once daily immediately after any dividends are declared and is currently determined at the close of regular trading on the New York Stock Exchange. When it is open, regular trading on the New York Stock Exchange usually ends at 4:00 p.m., Eastern time. The net asset value may also be determined on days when the New York Stock Exchange is closed when there has been trading in a Portfolio's securities which would result in a material change in the net asset value.

APPENDIX TO PROSPECTUS

SUB-INVESTMENT MANAGER PERFORMANCE. Because they commenced operations only on November 1, 1998, no performance history is available for the Neuberger&Berman Partners Mid Cap Value, Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, and Lehman Brothers Aggregate Bond Index Portfolios. The following, however, sets forth total return information for the one-year, three-year, five-year and ten-year periods ended September 30, 1998 (or since inception if more recent) for certain similar accounts that are managed by the same sub-investment managers as are these four Portfolios. The tables also show the total return information for appropriate indices for the same periods. Each sub-investment manager has represented to the Fund that, except as otherwise noted, the accounts for which performance figures are shown include all of the sub-investment manager's investment company and other accounts that (a) have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the corresponding Portfolio and (b) are of sufficient size that their performance would be considered relevant to the owner of a policy or contract investing in that Portfolio. (No such performance information is available with respect to the Morgan Stanley EAFE Index or Russell 2000 Index Portfolios, which also commenced operations on November 1, 1998.)

The accounts are shown for illustrative purposes only and do not necessarily predict future performance of the Portfolios. You should be aware that the Portfolios are likely to differ from other accounts managed by the same sub-investment manager in such matters as size, cash flow pattern, expense levels and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio will vary from those of such other accounts.

The performance figures set forth below do not reflect the deduction of sales, administrative expense, mortality risk, expense risk, or other charges or taxes under the terms of the variable annuity contracts and variable life insurance policies that may invest in the Portfolios. These charges may be substantial and will cause the investment return under such a contract or policy to be less than that of the Portfolio. Such charges are discussed in detail in the appropriate Contract prospectus.

THE PERFORMANCE INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO

NEUBERGER&BERMAN

ANNUALIZED TOTAL RETURN FOR   NEUBERGER&BERMAN
   PERIOD ENDING 9/30/98       PARTNERS FUND        NEUBERGER&BERMAN AMT     [NAME OF PORTFOLIO]
      (UNAUDITED)/1/         ACCOUNTS (1/20/75) PARTNERS PORTFOLIO (3/22/94)        INDEX
---------------------------  ------------------ ---------------------------- -------------------
One Year                              %                       %                        %
Three Year                            %                       %                        %
Five Year                             %                       %                        %
Ten Year                              %                       %                        %

------------
/1/ As of       the Neuberger&Berman Partners Fund Accounts, a mutual fund had
assets of $   . The Neuberger&Berman Advisory Management Trust Partners
Portfolio a [type of account] had assets of $ . The actual fees and expenses of the accounts whose performance is shown have been used. Had the Portfolio's estimated fees and expenses, after expense reimbursement from MetLife, been used, the performance figures would have been lower. Performance figures are based on historical performance and do not guarantee future results. The
Index is an unmanaged index of [describe index]. Performance for the index has been obtained from public sources and has not been audited.

HARRIS

ANNUALIZED TOTAL RETURN FOR
   PERIOD ENDING 9/30/98                  [NAME OF PORTFOLIO] [NAME OF PORTFOLIO]
      (UNAUDITED)/1/         OAKMARK FUND        INDEX               INDEX
---------------------------  ------------ ------------------- -------------------
One Year                           %                %                   %
Three Year                         %                %                   %
Five Year                          %                %                   %
Ten Year                           %                %                   %

--------
/1/ As of       the Oakmark Fund, a mutual fund, had assets of $   . The total
returns were calculated using a . % expense ratio, which corresponds to the
estimated first year expense ratio of the       Portfolio, after expense
reimbursement from MetLife. [if not possible, then: "the actual fees and expenses of the accounts whose performance is shown have been used. Had the Portfolio's estimated fees and expenses, after expense reimbursement from MetLife been used, the performance figures would have been lower".] Performance figures are based on historical performance and do not guarantee future
results. The     Index is an unmanaged index of [describe index]. The     Index
is an index of actively managed [describe index]. Performance for both indices has been obtained from public sources and has not been audited.

T. ROWE PRICE

ANNUALIZED TOTAL RETURN FOR                    LIPPER VARIABLE FUNDS
   PERIOD ENDING 9/30/98       T. ROWE PRICE     UNDERLYING GROWTH            80% S&P 500
      (UNAUDITED)/1/         GROWTH STOCK FUND     FUNDS AVERAGE     S&P 500 20% MSCI EAFE
---------------------------  ----------------- --------------------- ------- -------------
One Year                              %                   %              %          %
Three Year                            %                   %              %          %
Five Year                             %                   %              %          %
Ten Year                              %                   %              %          %

--------
/1/ As of       the T. Rowe Price Growth Stock Fund, a mutual fund, had assets
of $   . The total returns were calculated using the actual fees and expenses of the Fund whose performance is shown. Had the Portfolio's estimated fees and expenses, after expense reimbursement from MetLife been used, the performance figures would have been lower. Performance figures are based on historical performance and do not guarantee future results. The Lipper Variable Funds Underlying Growth Funds Average Index, the S&P 500 Indices and the 80% S&P 500 and 20% MSCI EAFE Indices Blend are unmanaged indices of [describe indices]. Performance for the indices has been obtained from public sources and has not been audited.

METLIFE

ANNUALIZED TOTAL RETURN FOR
   PERIOD ENDING 9/30/98                  LEHMAN BROTHERS AGGREGATE
      (UNAUDITED)/1/         NAME OF FUND        BOND INDEX
---------------------------  ------------ -------------------------
One Year                           %                   %
Three Year                         %                   %
Five Year                          %                   %
Ten Year                           %                   %

--------
/1/ As of       the [name of account], a non-mutual fund, had assets of $   .
The total returns were calculated using the actual fees and expenses of the Fund whose performance is shown. Had the Portfolio's estimated fees and expenses, after expense reimbursement from MetLife been used, the performance figures would have been lower. Performance figures are based on historical performance and do not guarantee future results. Lehman Brothers Aggregate Bond Index in an unmanaged index of [describe index]. Performance for the index has been obtained from public sources and has not been audited.

                         METROPOLITAN SERIES FUND, INC.

                             ---------------------

                          Principal Office of the Fund
                              1 Madison Avenue
                           New York, New York 10010

                             ---------------------

                               Investment Manager
                     Metropolitan Life Insurance Company
                              1 Madison Avenue
                           New York, New York 10010
                         (Principal Business Address)

                            Sub-Investment Managers
                 State Street Research & Management Company
                            One Financial Center
                         Boston, Massachusetts 02111
                         (Principal Business Address)

                       Loomis, Sayles & Company, L.P.
                            One Financial Center
                         Boston, Massachusetts 02111
                         (Principal Business Address)

                          Janus Capital Corporation
                             100 Fillmore Street
                         Denver, Colorado 80206-4923
                        (Principal Executive Offices)

                       T. Rowe Price Associates, Inc.
                            100 East Pratt Street
                          Baltimore, Maryland 21202
                         (Principal Business Address)

                      Scudder Kemper Investments, Inc.
                               345 Park Avenue
                           New York, New York 10154
                        (Principal Executive Offices)

                             Harris Associates, LP
                             2 North LaSalle Street
                               Chicago, IL 60602

                        Neuberger&Berman Management Inc.
                                605 Third Avenue
                            New York, NY 10158-0180

                           Sub-Sub Investment Manager
                      GFM International Investors, Inc.
                          5 Upper St. Martins Lane
                          London, England WC2H 9EA
                              (Mailing Address)

                          Custodian and Transfer Agent
                     State Street Bank and Trust Company
                             225 Franklin Street
                         Boston, Massachusetts 02110
                         (Principal Business Address)

 NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMA-TION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PRO-SPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAV-ING BEEN AUTHORIZED BY THE FUND, METROPOLITAN LIFE, STATE STREET RESEARCH, GFM, METROPOLITAN TOWER, LOOMIS SAYLES, T. ROWE PRICE, JANUS, SCUDDER, HARRIS OR NEUBERGER&BERMAN. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     (EXP0599)MLIC-LD

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR

                         METROPOLITAN SERIES FUND, INC.
                                NOVEMBER 1, 1998

The investment options ("Portfolios") currently offered by the Metropolitan Series Fund, Inc. (the "Fund") are:

State Street Research Growth            T. Rowe Price Small Cap Growth
Portfolio                               Portfolio


State Street Research Income            T. Rowe Price Large Cap Growth
Portfolio                               Portfolio


State Street Research Money Market      Neuberger&Berman Partners Mid Cap
Portfolio                               Value Portfolio


State Street Research Diversified       Harris Oakmark Large Cap Value
Portfolio                               Portfolio


State Street Research Aggressive        Scudder Global Equity Portfolio
Growth Portfolio


MetLife Stock Index Portfolio           Lehman Brothers Aggregate Bond Index
                                        Portfolio


State Street Research International     Russell 2000 Index Portfolio
Stock Portfolio


Janus Mid Cap Portfolio                 Morgan Stanley EAFE Index Portfolio


Loomis Sayles High Yield Bond
Portfolio

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated November 1, 1998. A copy of the Prospectus may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Area 2H.

One Madison Avenue, New York, NY 10010                  Telephone (800) 553-4459

                               TABLE OF CONTENTS

HEADINGS                                                                    PAGE
--------                                                                    ----
Description of Some Investment Practices, Policies and Risk................   3
Certain Investment Limitations.............................................   7
Investment Management Arrangements.........................................   8
Directors and Officers of the Fund.........................................  10
Placing Portfolio Transactions.............................................  12
Sale and Redemption of Shares..............................................  15
Pricing of Portfolio Securities............................................  15
Taxes......................................................................  17
General Information........................................................  18
Financial Statements.......................................................  18
Appendix...................................................................  19

DESCRIPTION OF SOME INVESTMENT PRACTICES, POLICIES, AND RISKS

The information that follows expands on the similar discussion in the Fund's Prospectus and does not describe every type of investment, technique, or risk to which a Portfolio maybe exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, that this SAI or the Fund's Prospectus does not specifically identify as requiring a shareholder vote.

MONEY MARKET INSTRUMENTS generally have a remaining maturity of no more than 13 months when acquired by the Fund. They include the following:
 . United States Government securities -- direct obligations (in the form of Treasury bills, notes and bonds) of the United States Government, differing mainly by maturity lengths.
 . Government Agency Securities -- debt securities issued by agencies or instrumentalities of the United States Government. They are backed by the full faith and credit of the United States, guaranteed by the United States Treasury, supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury, or supported by the issuing agency's or instrumentality's credit. Agency securities include several of the types of instruments discussed below under "Mortgage-Backed Securities."
 . Certificates of Deposit -- generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Any non-negotiable time-deposits must mature in seven days or less.
 . Bankers' Acceptances -- time drafts drawn by borrowers on commercial banks, usually in connection with an international commercial transaction where both the borrower and the bank guarantee the payment of the draft in its face amount on the maturity date (which is usually within six months). These securities are traded in secondary markets prior to maturity. The Portfolios managed by State Street Research & Management Company ("State Street Research") and the index Portfolios will not invest in any security issued by a commercial bank or a savings and loan association (including foreign branches or agencies of banks) unless the bank or association is organized and operating in the Untied States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation. The Portfolios will not invest in non-negotiable bankers' acceptance maturing in more than 7 days.
 . Commercial Paper -- short-term unsecured promissory notes issued by corporations, usually to finance short-term credit needs. Commercial paper is generally sold on a discount basis, with maturity from issue not exceeding nine months. The Portfolios may purchase commercial paper with the highest rating (and, for the State Street Research Money Market Portfolio, it must also be rated in one of the top two "modifiers" that indicate the best investment attributes of such rating) given by a nationally recognized statistical rating organization ("NRSRO") or, if unrated (a) of comparable quality or (b) issued by companies having outstanding debt issues in with ratings with one of the top three ratings given by an NRSRO (and for State Street Research Money Market Portfolio the debt issues must be in the top two rating categories).
 . Variable Amount Master Demand Notes -- commercial paper of companies that permit the purchaser to lend varying investment amounts (up to the maximum indicated in the note) at varying rates to the borrower. The borrower can prepay the amount borrowed at any time with no penalty and the lender can redeem the note at any time and receive the face value plus accrued interest. No secondary market exists for these notes. The same rating/credit quality requirements apply as described above for other forms of commercial paper.
 . Non-convertible Corporate Debt Securities -- such as bonds and debentures that will mature within a short time and that have credit characteristics comparable to those required above for commercial paper.
 . Repurchase Agreements -- the purchaser acquires ownership of another money market instrument, and the seller agrees at the time of sale to repurchase such other instrument at a specified time and price which determine the purchaser's yield during the holding period. This insulates the purchaser from market fluctuations unless the seller defaults. Repurchase agreements are collateralized by cash or the purchased (or equivalent) underlying instrument at all times at least equal in value to the price the Fund paid for the underlying instrument plus interest accrued to date. The Fund can enter into repurchase agreements with primary dealers for periods not to exceed 30 days. Repurchase agreements with a duration of more than 7 days are considered illiquid. If the seller defaults on its repurchase obligation, the Fund could experience a delay in recovery or inadequacy of the collateral and a cost associated with the disposition of the collateral.
 . Reverse Repurchase Agreements -- the sale of money market instrument by the Fund with an agreement by the Fund to repurchase the instrument at a specified time, price and interest payment. These agreements can be used when interest income earned from the reinvestment of the proceeds (in money market instrument with the same or shorter duration to maturity or resale) is greater than the interest expense of the reverse repurchase transaction. These agreements can also be used by the Fund as a form of borrowing and they therefore are subject to the limitations regarding borrowing by the Fund. In order to minimize the risk that it will have insufficient assets to repurchase the instrument subject to the agreement, the Fund will keep in a segregated account with its custodian liquid assets at least equal to the value of the specified repurchase price or the proceeds received on the sale subject to repurchase, plus accrued interest.

MORTGAGE-RELATED SECURITIES
GNMA -- partial ownership interests in a pool of mortgage loans which are individually guaranteed or insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. The GNMA certificates are issued and guaranteed by the Government National Mortgage Association, a U.S. Government corporation, and backed by the full faith and credit of the United States.

FNMA and FHLMC -- partial ownership interests in pools of mortgage loans. FNMA certificates are issued and guaranteed by the Federal National Mortgage Association, a federally chartered, privately owned corporation and are not backed by the U.S. Government (although the U.S. Secretary of the Treasury has discretionary authority to lend it up to $2.25 billion). FHLMC certificates are issued and guaranteed by the Federal Home Loan Corporation, a federally chartered corporation owned by the Federal Home Loan Bank and are not backed by the U.S. government (although the U.S. Secretary of the Treasury has discretionary authority to lend it up to $2.25 billion).

Mortgage-backed securities -- may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-governmental securities may offer higher yield to the Fund but may also expose the Fund to greater price fluctuation and risk than governmental securities. Many issuers guarantee payment of interest and principal on the securities regardless of whether payments are made on the underlying securities, which generally increases the quality and security. Risks which affect mortgage-backed securities' market values or yields, include actual or perceived interest rate changes, creditworthiness of the issuer or guarantor, prepayment rates value of the underlying mortgages and changes in governmental regulation or tax policies. In addition, certain mortgage-related securities may be settled only through privately owned clearing corporations whose solvency and creditworthiness are not backed by the U.S. Government and whose operational problems may result in delays in settlement or losses to a Portfolio. Mortgage-related securities include:
 . Mortgage-backed bonds, which are secured by a first lien on a pool of single-
  family detached properties and are also general obligations of their issuers. . Mortgage pass-through bonds, which are secured by a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment.
 . Stripped agency mortgage-backed securities, which are interests in a pool of mortgages, where the cash flow has been separated into its interest only ("interest only" or "IOs") and principal only ("principal only" or "POs") components. IOs or POs, other than government-issued IOs or POs backed by fixed rate mortgages, are considered illiquid securities.

 . Other mortgage-related securities, which are other debt obligations secured by mortgages on commercial real estate or residential properties.

BELOW INVESTMENT GRADE SECURITIES (or JUNK BONDS) -- debt securities that are not rated in (or judged to be of comparable quality to) one of the top four categories by an NRSRO. These securities expose the Fund to more risks than higher rated securities, including:
 . greater doubt as to the issuer's capacity to pay interest and principal
 . greater fluctuations in market values due to individual corporate developments
 . greater risk of default for various reasons including that (1) the issuers of these securities tend to be more highly leveraged and may not have available to them more traditional methods of financing and (2) the securities are unsecured and are generally subordinated to debts of other creditors
 . greater difficulty in obtaining accurate market quotations for valuation purposes
 . increased expenses to the extent the Fund must seek recovery due to a default in payment
 . less liquid trading markets

RESTRICTED OR ILLIQUID SECURITIES -- securities for which there is no readily available market. These securities are priced at fair value under procedures approved by the Fund's Board of Directors. A Portfolio can sell restricted securities only in privately negotiated transactions or in a public offering registered with the Securities and Exchange Commission ("SEC"). Subsequent to the purchase of a restricted security, SEC registration of such security may become necessary and a Portfolio that owns the security may need to pay all or part of the registration expenses and may need to wait until such registration becomes effective before it can sell the security. In addition, the absence of ready markets may delay a Portfolio's sale of an illiquid investment. Delays in disposing of an investment expose a Portfolio to fluctuations in value for longer periods than it desired.

RULE 144A SECURITIES -- securities that are not registered with the SEC but under certain circumstances may be considered as liquid. Pursuant to procedures approved by the Board of Directors, these securities are subject to ongoing evaluation to monitor their liquidity, and the purchase of these securities could have the effect of increasing the percent of a Portfolio's securities invested in illiquid securities. Liquidity is evaluated based on various factors including:
 . the availability of trading markets for the security
 . the frequency of trades and quotes
 . the number of dealers and potential purchasers
 . dealer undertakings to make a market
 . the nature of the security and of the marketplace trades (including disposal time, solicitation methods and mechanics of transfer)

LENDING PORTFOLIO SECURITIES. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by a Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under "Taxes" below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code (the "Code").

OPTIONS ON SECURITIES, CURRENCIES AND INDICES. Options that are traded on recognized securities exchanges often have less of a risk of loss than those sold "over-the-counter." A Portfolio will not sell the security or currencies against which options have been written until after the option period has expired, a closing purchase transaction is executed, a corresponding put or call option has been purchased, or the sold option is otherwise covered. The sale and purchase of options involves paying brokerage commissions and other transaction costs. In addition, selling covered call options can increase the portfolio turnover rate.

The purchase and sale of index options have additional risks. For example if trading of certain securities in the index is interrupted, a Portfolio would not be able to close out options which it had purchased or sold if restrictions on exercise were also imposed. To address such liquidity concerns the Fund limits use of index options to options on indices (1) with a sufficient number of securities to minimize the likelihood of a trading halt and (2) for which there is a developed secondary market.

A Portfolio will cover any option it has sold on a stock index by (1) if the option is a call option, segregating with the Fund's custodian bank either (a) cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the value of the securities comprising the index (in the case of a call option), or (b) securities that substantially replicate changes in value of the securities in the index; (2) if the option is a put option, segregating with the Fund's custodian bank cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the exercise price; or (3) regardless of whether the option is a call or a put option, holding an offsetting position in the same option at an exercise price that is at least as favorable to the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. These contracts are traded in the interbank market through currency traders. The traders do not charge a fee, but they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. The use of these contracts involves various risks including:
 . inability to enter into a contract at advantageous times or with respect to the desired foreign currencies
 . poor correlation between a currency's value and any proxy currency that a
  Portfolio is using
 . the creditworthiness of the counterparty to the transaction
 . losses (or lost profits) due to unanticipated or otherwise adverse changes in the relative value of currencies
 . additional expense due to transaction costs or the need to purchase or sell foreign currency on the spot market to correlate with the currency delivery requirements of the contract

The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will have its bank custodian segregate cash or liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

SWAPS, CAPS, FLOORS and COLLARS. A Portfolio will not enter into any swap, cap, floor or collar unless the portfolio manager thinks that the other party to the transaction is creditworthy. If the other party defaults, the Portfolio may have contractual remedies pursuant to agreements related to the transaction. Portfolios for which swaps are a permissible investment can enter credit protection swap arrangements which involve the sale by the Portfolio of a put option on a debt security which is exercisable by the buyer upon certain events, such as default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

The swap market has grown substantially in recent years and the swap market has become relatively liquid due to a large number of banks and investment banks acting as principals and agents and using standardized documentation. Caps, floors and collars are more recent innovations and standardized documentation has not yet been fully developed. For that reason they are less liquid than swaps. Liquidity of swaps, caps, floors and collars will be evaluated based on various factors including:
 . the frequency of trades and quotations
 . the number of dealers and prospective purchasers in the marketplace
 . dealer undertakings to make a market
 . the nature of the instrument (including demand or tender features)
 . the nature of the marketplace (including the ability to assign or offset a Portfolio's rights and obligations)

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Portfolio will cover any futures contract it has sold, or any call option it has sold on a futures contract, by (1) segregating with the Fund's custodian bank (a) cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the value of the securities or currency on which the futures contract (or related index) is based or (b) securities or currencies that substantially replicate changes in value of the securities or currencies on which the futures contract (or related index) is based or (2) holding an offsetting call option on that futures contract at the same or better settlement price. A Portfolio will cover any futures contract it has purchased, or any put option it has sold on a futures contract, by (1) segregating with the Fund's custodian bank cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the amount payable upon settlement of such futures contract or (2) holding an offsetting call option on that futures contract at the same or better settlement price.

CERTAIN INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES are those that may not be changed without approval of the outstanding voting shares of each affected Portfolio. The Prospectus indicates certain fundamental policies, and the following list contains some more. In some cases, the Prospectus or SAI specifically states that one or more Portfolios may engage in practices that would violate these fundamental but for the fact that they are specifically permitted. Unless otherwise noted below, such exceptions are also part of the Fund's fundamental policies, even though the Prospectus or SAI do not designated them individually as such. On the other hand, any policy set forth in the Prospectus that is more restrictive than any fundamental policy on the same subject may be changed without any shareholder vote. Unless otherwise indicated, all restrictions apply at the time of purchase.

No Portfolio may:
 . borrow money or purchase securities on margin
 . engage in the underwriting of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933
 . issue senior securities
 . sell call options which are not covered options
 . sell put options other than to close out option positions previously entered into
 . invest in commodities or commodity contracts. In this regard, the following aspects of the Prospectus's table of "Certain Investment Practices" are non-fundamental: all of the prohibitions and limitations in item 9; the recognized exchange requirement in, and the omission of any Portfolio that invests in equity securities from, item 10; the recognized exchange requirement and the limitations on purpose in item 11; and all of item 12, except the requirement that the Portfolio must be authorized to use the underlying futures contract.
 . make loans but this shall not prohibit a Portfolio from entering into repurchase agreements or purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors
 . For purposes of the industry concentration limit in item 25 of the Prospectus table, the following additional fundamental policies will apply: domestic crude oil and gas producers, domestic integrated oil companies, international oil companies, and oil service companies each will be deemed a separate industry; money market instruments issued by a foreign branch of a domestic bank will not be deemed to be an investment in a domestic bank.

NON-FUNDAMENTAL POLICIES are those that may be changed without approval of shareholders. Unless otherwise indicated, all restrictions apply at the time of purchase. The following non-fundamental policies are in addition to those elsewhere.
 . No Portfolio will acquire securities for the purpose of exercising control over the management of any company
 . At least 75% of a Portfolio's total assets must be: (1) securities of issuers in which the Portfolio has not invested more than 5% of its total assets, (2) voting securities of issuers as to which the Fund owns no more than 10% of such securities and (3) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These restrictions do not apply to the Janus MidCap Portfolio.
 . No Portfolio may make any short sale
 . No Portfolio (except for the Janus Mid Cap Portfolio) may participate on a joint or joint and several basis in any trading account in securities
 . No more than 5% of the Scudder Global Equity Portfolio's assets will be committed to transactions in options, futures or other "derivative" instruments that are intended for any purpose other than to protect against changes in market values of investments the Portfolio owns or intends to acquire, to facilitate the sale or disposition of investments for the Portfolio, or to adjust the effective duration or maturity of fixed income instruments owned by the Portfolio

INSURANCE LAW RESTRICTIONS
The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio of the Fund complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the Insurance Companies ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit the Fund to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

INVESTMENT MANAGEMENT ARRANGEMENTS

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-INVESTMENT MANAGEMENT AGREEMENTS MetLife and the Fund have entered into investment management agreements under which MetLife has the primary management responsibility for the Fund's four index Portfolios and overall responsibility for all Portfolios. In addition, MetLife has entered into sub-investment management agreements for all other Portfolios and a sub-sub-investment management agreement for the State Street Research International Stock Portfolio. For simplicity, each of MetLife, the sub-investment managers, and the sub-sub-investment manager are referred to as "managers" when discussing issues affecting all of them.

Each agreement continues from year to year with annual approval by (a) the Board of Directors or a majority of that Portfolio's outstanding shares, and
(b) a majority of the Board of Directors who are not "interested persons" of any party of the agreement. Each agreement may be terminated by any party to the agreement, without penalty, with 60 days' written notice. Shareholders of a Portfolio may vote to terminate an agreement as to services provided for that Portfolio.

Managers make investment decisions and effect transactions based on information from a variety of sources including their own securities and economic research facilities. Managers are also obligated to provide office space, facilities, equipment and personnel necessary to perform duties associated with their designated Portfolio(s).

MANAGEMENT FEES
The Fund pays MetLife for its investment management services as detailed in the Prospectus. For 1995, 1996 and 1997, MetLife fees for all Portfolios then available totaled $14,648,069, $20,845,048 and $31,213,713, respectively.

SUB-MANAGEMENT FEES
MetLife pays the sub-investment managers for their investment management services based on the following annual percentages of the average net assets of each Portfolio.

                                         AVERAGE
                                        DAILY NET     % PER
PORTFOLIO                                ASSETS       ANNUM
---------                           ----------------- -----
State Street Research Money Market  All assets        .25%
State Street Research Growth        1st $500 million  .40%
                                    next $500 million .35%
                                    over $1 billion   .30%
State Street Research Income        1st $250 million  .27%
                                    next $250 million .22%
                                    over $500 million .17%
State Street Research Diversified   1st $500 million  .35%
                                    next $500 million .30%
                                    over $1 billion   .25%
State Street Research               1st $500 million  .55%
International Stock                 next $500 million .50%
                                    over $1 billion   .45%
State Street Research               1st $500 million  .55%
Aggressive Growth                   next $500 million .50%
                                    over $1 billion   .45%
Loomis Sayles High Yield Bond       All assets        .50%
T. Rowe Price Small Cap Growth      1st $100 million  .35%
                                    next $300 million .30%
                                    over $400 million .25%
T. Rowe Price Large Cap Growth      1st $50 million   .50%
                                    over $50 million  .40%
Janus Mid Cap                       1st $100 million  .55%
                                    next $400 million .50%
                                    over $500 million .45%
Scudder Global Equity               1st $50 million   .70%
                                    next $50 million  .35%
                                    next $400 million .30%
                                    over $500 million .275%
Harris Oakmark Large Cap Value      1st $250 million  .65%
                                    over $250 million .60%
Neuberger&Berman Partners           1st $100 million  .50%
Mid Cap Value                       next $250 million .475%
                                    next $500 million .45%
                                    next $750 million .425%
                                    over $1.6 billion .40%

The following table shows gross sub-investment management fees paid by MetLife under these agreements. No management fees will be paid with respect to the T. Rowe Price Large Cap Growth, Harris Oakmark Large Cap Value and
Neuberger&Berman Partners Mid Cap Value until after their inception.

                                           YEAR ENDED DECEMBER 31,
                                     -----------------------------------
MANAGER                                 1995        1996        1997
-------                              ----------- ----------- -----------
State Street Research/1/             $10,412,735 $14,979,746 $19,942,628
GFM International Investors, Inc.    $ 1,634,069 $ 1,868,362 $ 1,690,665
("GFM")/2/
Loomis Sayles & Company, L.P./3/               0           0 $    60,889
T. Rowe Price Associates, Inc./3/              0           0 $   120,608
Janus Capital Corporation/3/                   0           0 $   184,926
Scudder Kemper Investments, Inc./3/            0           0 $   138,864

------------
/1/ No sub-investment management fees were paid to State Street Research during 1995 and 1996 for services to the State Street Research Money Market or State Street Research International Stock Portfolio because State Street Research only became sub-investment manager on August 1, 1997.

/2/ GFM prior to August 1, 1997 received fees as sub-investment manager. As of August 1, 1997, GFM became sub-sub-investment manager and received fees as such from State Street Research. $616,573 of the amount indicated for 1997 was paid to GFM as sub-sub-investment manager.

/3/ Prior to March 3, 1997 (Portfolio inception), no fees were paid.

PAYMENT OF FUND EXPENSES
As detailed in the Prospectus, MetLife currently pays certain expenses for the Loomis Sayles High Yield Bond, Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, Neuberger&Berman Partners Mid Cap Value, Lehman Brothers Aggregate Bond Index, Russell 2000 Index and Morgan Stanley EAFE Index Portfolios to the extent they exceed certain amounts.

Apart from any such payment by MetLife, each Portfolio bears its share of all Fund expenses, including those for: (1) fees of the Fund's directors; (2) custodian and transfer agent fees; (3) audit and legal fees; (4) printing and mailing costs for the Fund's prospectuses, proxy material and periodic reports to shareholders; (5) MetLife's investment management fee; (6) brokerage commissions on portfolio transactions (including costs for acquisition, disposition, lending or borrowing of investments); (7) Fund taxes; (8) interest and other costs related to any Fund borrowing; and (9) extraordinary or one-time expenses (such as litigation related costs).

All of the Fund's expenses, except extraordinary or one-time expenses, are accrued daily.

                       DIRECTORS AND OFFICERS OF THE FUND

Unless otherwise noted, the address of each executive officer and director listed below is One Madison Avenue, New York, New York 10010.


                                                              PRINCIPAL OCCUPATION(S)
  NAME, (AGE) AND ADDRESS   POSITION(S) WITH FUND               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
  Steve A. Garban (61)+     Director                Retired, formerly Senior Vice-President
  The Pennsylvania State                            Finance and Operations and Teasurer, The
  University                                        Pennsylvania State University
  208 Old Main
  University Park, PA
  16802
------------------------------------------------------------------------------------------------
  David A. Levene (59)*     Chairman of the Board,  Executive Vice-President, MetLife since
                            Chief Executive Officer 1996; prior thereto, Senior Vice-President
                            and Director            and Chief Actuary
------------------------------------------------------------------------------------------------
  Malcolm T. Hopkins (70)+  Director                Private Investor, formerly Vice-Chairman of
  14 Brookside Road                                 the Board and Chief Financial Officer, St.
  Biltmore Forest                                   Regis Corp. (forest and paper products)
  Asheville, NC 28803
------------------------------------------------------------------------------------------------
  Robert A. Lawrence (72)+  Director                Retired, formerly Partner, Saltonstall & Co.
  175 Federal Street                                (private investment firm)
  16th Floor
  Boston, MA 02110
------------------------------------------------------------------------------------------------
  Dean O. Morton (66)+      Director                Retired, formerly Executive Vice-President,
  3200 Hillview Avenue                              Chief Operating Officer and Director,
  Palo Alto, CA 94304                               Hewlett-Packard Company
------------------------------------------------------------------------------------------------
  Michael S. Scott Morton   Director                Jay W. Forrester Professor of Management at
  (61)+                                             Sloan School of Management, MIT
  Massachusetts Institute
  of Technology ("MIT")
  50 Memorial Drive
  Cambridge, MA 02139-4307
------------------------------------------------------------------------------------------------
  Arthur G. Typermass       Director                Retired, formerly Senior Vice-President and
  (61)*                                             Treasurer, MetLife
  43 Chestnut Drive
  Garden City, NY 11530
------------------------------------------------------------------------------------------------
  Bradford W. White (32)+*  Controller              Senior Technical Consultant -- Pensions,
                                                    MetLife since 1993; Senior Financial
                                                    Analyst -- Retirement and Savings Center,
                                                    1992-1993; prior thereto, Financial Analyst
------------------------------------------------------------------------------------------------
  Christopher P. Nicholas   President and Chief     Associate General Counsel, MetLife
  (49)+*                    Operating Officer
------------------------------------------------------------------------------------------------
  Janet Morgan (35)*        Treasurer               Assistant Vice-President, MetLife since
                                                    1997; prior thereto, Director
------------------------------------------------------------------------------------------------
  Elaine Stevenson (39)*    Vice-President          Vice-President, MetLife
------------------------------------------------------------------------------------------------
  Lawrence A. Vranka (58)*  Vice-President          Vice-President, MetLife
------------------------------------------------------------------------------------------------
  Robin Wagner (37)*        Secretary               Assistant General Counsel, MetLife since
                                                    1997, Counsel, 1995-1997; prior thereto,
                                                    Associate Counsel
------------------------------------------------------------------------------------------------
  Patricia S. Worthington   Assistant Secretary     Assistant Vice-President and Assistant
  (42)*                                             Compliance Director of MetLife since 1997;
                                                    prior thereto Associate Counsel
------------------------------------------------------------------------------------------------
  Nancy A. Turchio (29)*    Assistant Secretary     Legal Assistant, MetLife since 1994; prior
                                                    thereto, legal assistant Cadwalader,
                                                    Wickersham & Taft
------------------------------------------------------------------------------------------------
  Harold Lerner (62)*       Assistant Controller    Technical Consultant -- Financial
                                                    Management, MetLife since 1996; prior
                                                    thereto, Pricing/Contracts Analyst --
                                                     Retirement and Savings Center
------------------------------------------------------------------------------------------------
  Dianne Johnson (47)*      Assistant Controller    Senior Technical Consultant -- Financial
                                                    Management, MetLife since 1997; Technical
                                                    Consultant -- Retirement and Savings Center,
                                                    1994-1997; prior thereto, Accounting
                                                    Supervisor -- Retirement and Savings Center

-----------
(*) Interested Person, as defined in the Investment Company Act of 1940 ("1940
    Act"), of the Fund.
(+) Serves as a trustee, director and/or officer of one or more of the following investment companies, each of which has a direct or indirect advisory relationship with the Investment Manager or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust, State Street Research Exchange Trust and State Street Research Portfolios, Inc.

The Directors have been compensated as follows:


                                           (3)
                                        PENSION OR                  (5)
                                        RETIREMENT    (4)          TOTAL
                               (2)       BENEFITS  ESTIMATED   COMPENSATION
                            AGGREGATE    ACCRUED     ANNUAL    FROM THE FUND
            (1)            COMPENSATION AS PART OF  BENEFITS     AND FUND
          NAME OF              FROM        FUND       UPON     COMPLEX PAID
        DIRECTOR(B)         FUND(A)(C)   EXPENSES  RETIREMENT TO DIRECTORS(B)
-----------------------------------------------------------------------------
  Jeffrey J. Hodgman(d)         0            0          0            0
-----------------------------------------------------------------------------
  Steve A. Garban            $24,000         0          0        $ 75,899
-----------------------------------------------------------------------------
  Malcolm T. Hopkins         $22,500         0          0        $ 78,499
-----------------------------------------------------------------------------
  Robert A. Lawrence         $21,000         0          0        $ 93,125
-----------------------------------------------------------------------------
  Dean O. Morton             $21,000         0          0        $ 97,125
-----------------------------------------------------------------------------
  Michael S. Scott Morton    $21,000         0          0        $103,625
-----------------------------------------------------------------------------
  John H. Tweedie(d)            0            0          0            0
-----------------------------------------------------------------------------
  David A. Levene               0            0          0            0

------------
(a) For the fiscal year ended December 31, 1997.
(b) Complex is comprised of 10 trusts and two corporations with a total of 31 funds and/or series. "Total Compensation from the Fund and Fund Complex Paid to Directors" is for the 12 months ended December 31, 1997.
(c) Directors and officers who are currently active employees of MetLife receive no compensation for services rendered to the Fund other than their regular compensation from MetLife or its affiliate of which they are employees. Other directors who are not curently active employees of MetLife receive a fee of $10,000 per year, plus $2,500 for each directors' meeting they attend, $500 for each audit committee meeting they attend, and reimbursement for out-of-pocket expenses related to such attendance. Messrs. Garban and Hopkins also each receive $1,500 for attending any contract committee meeting. The chairman of the audit committee receives a fee of $1,500 for each full calendar year during which he/she serves as chairman.
(d) Jeffrey J. Hodgman resigned as a director effective May 1, 1998. John H. Tweedie resigned as director effective April 24, 1997.
------------
None of the above officers and directors of the Fund owns any stock of the Fund.

PLACING PORTFOLIO TRANSACTIONS

Each Portfolio's manager has day-to-day responsibility for selecting broker-dealers who will process investment transactions for the Portfolio. The managers follow similar policies and procedures for each Portfolio. When a manager's policy or practice is significantly different, it is specifically identified below.

PRIMARY POLICY
Each manager's primary policy is to get prompt and reliable execution of orders with the most favorable overall net prices to the Fund.

SELECTING A BROKER-DEALER
To select the best broker-dealer for a given transaction, each manager will consider one or more of the following:
 . the price of the security or instrument
 . the nature of the market for the security or instrument
 . the size and difficulty of the order
 . the execution experience of the broker-dealer (generally and as to specific markets or securities)
 . confidentiality
 . the broker-dealer's financial responsibility
 . the competitiveness of the commission or spread (see "Competitiveness of
  Commission Rates and Net Prices" below)
 . proven integrity and reliability
 . the quality of execution
 . the broker-dealer's research and statistical services and capabilities
 . the broker-dealer's capital clearance and settlement capabilities (see
  "Research and Statistical Services" below)
 . desired timing of the trade
 . any broker rebate of commissions to pay Portfolio expenses under any "directed brokerage" arrangements (see "Directed Brokerage" below)

RESEARCH AND STATISTICAL SERVICES
When more than one firm satisfies the Portfolio's other standards, managers may consider the range of services and capabilities that those broker-dealers provide, including:
 . recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy
 . seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy
 . access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation
 . products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, computer equipment, software, information and accessories
 . statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements

In most cases, these services supplement a manager's own research and statistical efforts. Research and statistical information and materials are generally subject to internal analysis before being incorporated into a manager's investment process.

Generally, services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings. Often managers use internal surveys and other methods to evaluate the quality of research and other services provided by various broker-dealer firms. Results of these studies are available to the managers' trading departments for use when selecting broker-dealers to execute portfolio transactions.

MULTIPLE USES FOR SERVICES
The same research and statistical products and services may be useful for multiple accounts. Managers may use such products and services when managing any of their investment accounts. Therefore, managers may use research and statistical information received from broker-dealers who have handled transactions for any such account (which may or may not include any Portfolio) in the management of the same or any such other account (which, again, may or may not include that Portfolio). If any research or statistical product or service has a mixed use, so that it also serves functions other than assisting in a manager's investment decision process, then the manager may allocate the costs and value accordingly. Only the portion of the cost or value attributable to a product or service that assists the manager with the investment decision process may be considered by the manager in allocating transactions to broker-dealers.

COMPETITIVENESS OF COMMISSION RATES AND NET PRICES
Brokerage and other services furnished by broker-dealers are routinely reviewed and evaluated. Managers try to keep abreast of commission structures and the prevalent bid/ask spread of the market and/or security in which transactions for the Portfolios occur. Commissions on foreign transactions are often higher and fixed, unlike in the United States where commission rates are negotiable. Against this backdrop, managers evaluate the reasonableness of a commission or net price for each transaction.

Other considerations which determine reasonableness of a broker-dealer's commission rates or net prices include:
 .the difficulty of execution and settlement
 . the size of the transaction (number of shares, dollar amount, and number of clients involved)
 . historical commission rates or spreads
 . rates and prices quoted by other brokers and dealers
 . familiarity with commissions or net prices paid by other institutional investors
 . the level and type of business done with the broker-dealer over time
 . the extent to which broker or dealer has capital at risk in the transaction

COMPENSATING BROKER-DEALERS FOR SERVICES
After considering a combination of all the factors, managers may not necessarily select the broker with the lowest commission rate.

Managers may or may not ask for competitive bids based on their judgment as to whether such bids would have a negative effect on the execution process. Managers do not intentionally pay a firm a broker-dealer brokerage commission or net price that is higher than another firm would charge for handling the same transaction in a recognition of services (other than execution services) provided.

This is an area where differences of opinion as to fact and circumstances may exist, however. Therefore, to the extent necessary, managers rely on Section 28(e) of the Securities Exchange Act of 1934, which permits managers to pay higher commission rates if the manager determines in good faith that the rate is reasonable in relation to the value of the brokerage, research and statistical services provided.

Accordingly, while it is difficult to determine any extent to which commission rates or net prices charged by broker-dealers reflect the value of their services, managers expect commissions to be reasonable in light of total brokerage and research services provided by each particular broker. Although it is also difficult to place an exact dollar value on research and statistical services received from broker-dealers, the managers believe that these services tend to reduce the Portfolio's expenses in the long-run.

When purchasing securities for a Portfolio in fixed price underwriting transactions, managers follow instructions received from the Fund as to the allocation of new issue discounts, selling concessions and designations to any brokers or dealers which provide the Fund with research, performance evaluation, master trustee and other services. Absent instructions from the Fund, the manager may make such allocations to broker-dealers which provide it with research, statistical, and brokerage services.

FIXED INCOME SECURITIES
Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission paid, although the price usually includes undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices known as a dealer's mark-up. Securities may also be purchased from underwriters at prices which include underwriting fees paid by the issuer.

OVER-THE-COUNTER SECURITIES MARKET
Orders through the over-the-counter securities market are placed with the principal market-makers for the security, unless a more favorable result is available elsewhere. A principal market-maker is one who actively and effectively trades in the relevant security.

BROKERAGE ALLOCATION AGREEMENTS AND UNDERSTANDINGS
Managers may pay cash for certain services provided by external sources or choose to allocate brokerage business as compensation for the services. Managers do not have fixed agreements with any broker-dealer as to the amount of brokerage business which that firm may expect to receive because of the services they supply. However, managers may have understandings with certain firms which acknowledge that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

Managers have internal brokerage allocation procedures for that portion of their discretionary client brokerage business where more than one broker-dealer can provide best price and execution. In such cases, managers make judgments as to the level of business which would recognize any research and statistical services provided. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage, research and statistical services they provide. The actual brokerage received by any firm may be less than the suggested allocations but can, and often do, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. Broker-dealers are never excluded from receiving business because they do not provide research or statistical services.

DIRECTED BROKERAGE
On behalf of the Portfolios, the Fund may request that managers also consider directed brokerage arrangements, which involve rebates of commissions by a broker-dealer to pay Portfolio expenses. The Fund may condition its requests by requiring that managers effect transactions with specified broker-dealers only if the broker-dealers are competitive as to price and execution. While the Fund believes that overall this practice can benefit the Fund, in some cases managers may be unable to negotiate commissions or obtain volume discounts or best execution and commissions charged under directed brokerage arrangements may be higher than those not using such arrangements. Directed brokerage arrangements may also result in a loss of the possible advantage from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved using directed brokerage arrangements is that in, an effort to achieve orderly execution of transactions, execution of orders using directed brokerage arrangements may, at the discretion of the trading desk, be delayed until execution of other orders have been completed. The Board of Directors will monitor directed brokerage transactions to help ensure that they are in the best interest of the Fund and its shareholders.

BUNCHING OF ORDERS
When securities are purchased or sold for a Portfolio, managers may also be purchasing or selling the same securities for other accounts. Managers may group orders of various accounts for execution to get lower prices and commission rates. To be fair to all accounts over time, managers allocate aggregate orders executed in a series of transactions or orders in which the amount of securities available does not fill the order or price requirements at the average price and, as nearly as practicable, on a pro-rata basis in proportion to the amounts intended to be purchased or sold by each account. Managers also consider the investment objectives, amount of money available to invest, order size, amount an account already has committed to the investment, and relative investment risks. While the Fund believes this practice contributes to better overall execution of portfolio transactions, occasionally this policy may adversely affect the price or number of shares in a particular Portfolio's transaction caused by either increased demand or supply of the security involved in the transaction.

The Board of Directors has adopted procedures governing bunching to ensure that bunching remains in the best interest of the Fund and its shareholders. Because the procedures do not always adequately accommodate all facts and circumstances, exceptions are made to the policy of allocating trades on an adjusted, pro-rata basis. Exceptions to the policy may include not aggregating orders and/or reallocating to:
 . recognize a manager's negotiation efforts
 . eliminate de minimus positions
 . give priority to accounts with specialized investment policies and objectives

 . give special consideration of an account's characteristics (such as concentrations, duration, or credit risk)
 . avoid a large number of small transactions which may increase custodial and other transaction costs (which effect smaller accounts disproportionately)

Depending on the circumstances, such exceptions may or may not cause an account to receive a more or less favorable execution relative to other accounts.

Harris Associates L.P. may use its affiliate, Harris Associates Securities L.P., and Neuberger&Berman Management Inc. may use its affiliate, Neuberger&Berman, LLC, (the "affiliated brokers") as brokers for effecting securities transactions for the respective portfolios for which they are the managers. The Board of Directors, including a majority of the directors who are not "interested" directors, has determined that securities transactions for a Portfolio may be executed through these affiliated brokers, if, in the judgment of the manager, the use of the affiliated broker is likely to result in prices and execution at least as favorable to the Portfolio as those available from other qualified brokers and, if, in such transactions, the affiliated broker charges the Portfolio commission rates at least as favorable as those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. The Board of Directors has adopted procedures designed to provide that commissions, fees or other remuneration paid to affiliated brokers are consistent with this standard. The Portfolios will not effect principal transactions with affiliated brokers.

COMMISSIONS PAID
The Fund paid total brokerage commissions in 1995, 1996, and 1997, of $6,329,000, $10,728,775, $13,756,000, respectively, on the then available
Portfolios. Commissions were materially higher in 1997 because the State Street Research International Stock Portfolio experienced a higher portfolio turnover caused by the Portfolio's restructuring effected in 1997 and because of the addition of four new Portfolios as of March 3, 1997.

SALE AND REDEMPTION OF SHARES

Portfolio shares, when issued, are fully paid and non-assessable. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

MetLife need not sell any specific number of Fund shares. MetLife will pay the Fund's distribution expenses and costs (which are those arising from activities primarily intended to sell Fund shares).

The Fund may suspend sales and redemptions of a Portfolio's shares during any period when (1) trading on the New York Stock Exchange is restricted or the Exchange is closed (other than customary weekend and holiday closings); (2) an emergency exists which makes disposing of portfolio securities or establishing a Portfolio's net asset value impractical; or (3) the Securities and Exchange Commission orders suspension to protect Portfolio shareholders.

If the Board of Directors decides that continuing to offer shares of one or more Portfolios will not serve the Fund's best interest (e.g. changing market conditions, regulatory problems or low Portfolio participation), the Fund may stop offering such shares and, by a vote of the Board of Directors, may require redemption (at net asset value) of outstanding shares in such Portfolio(s) upon 30 day's prior written notice to affected shareholders.

In the future, the Fund may offer shares to be purchased by separate accounts of life insurance companies not affiliated with MetLife to support insurance contracts they issue.

PRICING OF PORTFOLIO SECURITIES

Portfolio securities are priced as described in the table that follows. If the data necessary to employ the indicated pricing methods are not available, the investment will be assigned a fair value in good faith pursuant to procedures approved by the Board of Directors. Such "fair value" pricing may also be used if the customary pricing procedures are judged for any reason to result in an unreliable valuation.

                          PRICING OF SECURITIES CHART

                                                                                                      VALUE
                                                                         AVERAGE                  ESTABLISHED BY
                                                                         BETWEEN                    RECOGNIZED
                                LAST                        SPOT         BID AND                   EXCHANGE OR
                                SALE        LAST BID        PRICE         ASKED                       OTHER
                              (PRIMARY      (PRIMARY      (PRIMARY      (PRIMARY      AMORTIZED     RECOGNIZED
                               MARKET)       MARKET)       MARKET)       MARKET)        COST*        SOURCES
----------------------------------------------------------------------------------------------------------------
  Portfolio Securities                                                All
  Traded on Domestic Stock  All                                       Portfolios/2/
  Exchanges                 Portfolios/1/ L/2/                        except L
----------------------------------------------------------------------------------------------------------------
  Portfolio Securities
  Traded Primarily on
  Non-Domestic              All
  Securities Exchanges      Portfolios/1/
----------------------------------------------------------------------------------------------------------------
  Securities Listed or                    All                         All
  Traded on More than       All           Portfolios/3/               Portfolios/2/
  One Exchange              Portfolios/1/ S/2/                        except S
----------------------------------------------------------------------------------------------------------------
  Domestic Securities                                                 All
  Traded in the Over                                                  Portfolios/1/
  the Counter Market                                                  except S, L
                            S/1/          L/1/ S/2/                   and MM        MM
----------------------------------------------------------------------------------------------------------------
  Non-U.S. Securities
  Traded in the Over        All           All
  the Counter Market        Portfolios/1/ Portfolios/2/
----------------------------------------------------------------------------------------------------------------
  Short-term
  Instruments with
  Remaining Maturity
  of Sixty Days or                                                                  All
  Less                                                                              Portfolios/1/
----------------------------------------------------------------------------------------------------------------
  Options on Securities,
  Indices, or Futures       All                                       All
  Contracts                 Portfolios/1/                             Portfolios/2/
----------------------------------------------------------------------------------------------------------------
                                                        All
  Currencies                                            Portfolios/1/
----------------------------------------------------------------------------------------------------------------
                                                                                                  All
  Futures Contracts                                                                               Portfolios/1/
----------------------------------------------------------------------------------------------------------------

------------
  1.  primary method used
  2.  if primary method is unavailable
  3.  if both primary and secondary methods are unavailable
  L.  Loomis Sayles High Yield Bond Portfolio Only
  S.  Scudder Global Equity Portfolio Only
  MM. State Street Research Money Market Portfolio
  * Amortized Cost Method: Securities are valued at the cost on the date of purchase and thereafter, a constant proportionate amortization value is assumed until maturity of any discount or premium (regardless of fluctuating interest rates on the market value of the security). Maturity is deemed to be the next date on which the interest rate is to be adjusted. Note, using this method may result in different yield and net asset values than market valuation methods.

TAXES

The following summarizes some of the relevant tax considerations associated with the Fund. It is not a complete explanation and should not substitute for careful tax planning and consulting with individual tax advisers.

The Fund's tax attributes are allocated among the Portfolios as if they were separate corporations. For example, if a Portfolio has a net capital loss for a taxable year, including any allocated net capital loss carryforwards, such loss(es) will only offset net capital gains of that Portfolio. Also, each Portfolio stands alone to determine that Portfolio's net ordinary income or loss.

The Fund currently qualifies (and intends to continue to qualify) as a "regulated investment company" under the Code. To qualify, among other things, each Portfolio must derive at least 90% of its gross income from dividends, interest, payments for security loans, and gains or other income derived from each Portfolio's business of investing in stocks, securities or foreign currencies. As a regulated investment company, the Fund does not pay federal income tax on net ordinary income and net realized capital gains distributed to shareholders. A nondeductible 4% excise tax applies to any regulated investment company on any excess of required distributions for the calendar year over the amount actually distributed. The Fund must distribute 98% of its ordinary income and capital gain net income. The Fund does not expect to incur excise taxes.

Dividends paid by a Portfolio from its ordinary income, and distributions of its net realized short-term capital gains, are taxable to the shareholder as ordinary income. Generally, any of a Portfolio's income which represents dividends on common or preferred stock of a domestic corporation (rather than interest income), distributed to the Insurance Companies may be deducted as dividends received, to the extent the deduction is available to a life insurance company.

Distributions from the Fund's net realized long-term gains are taxable to the Insurance Companies as long-term capital gains regardless of the holding period of the Portfolio shares. Long-term capital gain distributions are not eligible for the dividends received deduction.

Dividends and capital gains distributions may also be subject to state and local taxes.

The Fund complies with section 817(h) of the Code and its related regulations. This means that the Fund generally may issue shares only to life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts ("variable insurance contracts") and the general account of MetLife which provided the initial capital for the Portfolios. The prospectus for the Contracts discusses in more depth the taxation of segregated asset accounts and of the Contract owner.

Section 817(h) of the Code and related regulations require segregated asset accounts investing in the Portfolios to diversify. These diversification requirements, which are in addition to those imposed on the Fund under the 1940 Act and under Subchapter M of the Code, may affect selection of securities for the Portfolios. Failing to meet Section 817(h) requirements may have adverse tax consequences for the insurance company offering the variable insurance contract and result in immediate taxation of the contract owner if the investment in the contract has appreciated in value.

The Treasury Department may possibly adopt regulations or the IRS may issue a revenue ruling which may deem a Contract owner, rather than the insurance company, to be treated as owner of the assets of a segregated asset account based on the extent of investment control by the contract owner. As a result, the Fund may take action to assure that a Contract continues to qualify as a variable insurance contract under federal tax laws. For example, the Fund may alter the investment objectives of a Portfolio or substitute shares of one Portfolio for those of another. To the extent legally necessary, a change of investment objectives or share substitution will only occur with prior notice to affected shareholders, approval by a majority of shareholders and approval by the Securities and Exchange Commission.

Several unique tax considerations arise in connection with a Portfolio which may invest in foreign securities. The Portfolio may have to pay foreign taxes, which could reduce its investment performance. Dividends paid by a Portfolio corresponding to dividends paid by non-United States companies do not qualify for the dividends received deduction.

Those Portfolios that invest substantial amounts of their assets in foreign securities may make an election to pass through to the Insurance Companies any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the Insurance Companies. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to the Insurance Companies.

GENERAL INFORMATION

EXPERTS
The Board of Directors annually approves an independent auditor which is expert in accounting and auditing. Deloitte & Touche LLP is the Fund's independent auditor. The Fund's financial statements for the 12 months ended December 31, 1997 incorporated by reference into this SAI have been audited by Deloitte & Touche LLP. The Fund relies on this firm's report which appears with the financial statements.

COMPUTER SOFTWARE SYSTEMS
The services provided to the Fund by MetLife as investment manager and distributor, the other managers and the transfer agent, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could negatively impact handling of securities trades, pricing and account services. MetLife, the other managers, and transfer agents are actively working on necessary changes to their computer systems to deal with this issue and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.

FINANCIAL STATEMENTS

Copies of the annual report for the Fund for the 12 months ended December 31, 1997 and the semi-annual report for the Fund for the 6 months ended June 30, 1998 accompany this Statement of Additional Information and are incorporated by reference excluding the "Management Discussion and Analysis" from the June 30, 1998 semi-annual report.

                                    APPENDIX

          DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS

                                                                       STANDARD & POOR'S RATING GROUP (S&P)
  RATING MOODY'S INVESTOR SERVICE, INC. (MOODY'S) DESCRIPTION   RATING DESCRIPTION
-----------------------------------------------------------------------------------------------------------
   Aaa   Bonds with this rating are judged                      AAA    An obligation with this rating
         to be of the best quality,                                    has the highest rating assigned
         carrying the smallest degree or                               by S&P. The obligor's capacity to
         investment risk. They are                                     meet its financial commitment on
         generally referred to as "gilt                                the obligation is extremely
         edged." Interest payments are                                 strong.
         protected by a large or by an
         exceptionally stable margin and
         principal is secure. While the
         various protective elements are
         likely to change, such changes as
         can be visualized are most
         unlikely to impair the
         fundamentally strong position of
         such issues.
-----------------------------------------------------------------------------------------------------------
   Aa    Bonds with this rating are judged                      AA     An obligation with this rating
         to be of high quality by all                                  differs from the highest
         standards. Together with the Aaa                              obligations only in small degree.
         group, they comprise what are                                 The obligor's capacity to meet
         generally known as high-grade                                 its financial commitment on the
         bonds. They are rated lower than                              obligation is very strong.
         the best bonds because margins of
         protection may not be as large as
         in Aaa securities or fluctuation
         of protective elements may be of
         greater amplitude or there may be
         other elements present which make
         the long-term risks appear
         somewhat greater than in Aaa
         securities.
-----------------------------------------------------------------------------------------------------------
   A     Bonds with this rating possess                         A      An obligation with this rating is
         many favorable investment                                     somewhat more susceptible to the
         attributes and are to be                                      adverse effects of changes in
         considered as upper-medium-grade                              circumstances and economic
         obligations. Factors giving                                   conditions than obligations in
         security to principal and                                     higher-rated categories. However,
         interest are considered adequate,                             the obligor's capacity to meet
         but elements may be present which                             its financial commitment on the
         suggest a susceptibility to                                   obligation is still strong.
         impairment sometime in the
         future.
-----------------------------------------------------------------------------------------------------------
   Baa   Bonds with this rating are                             BBB    An obligation with this rating
         considered as medium grade                                    exhibits adequate protection
         obligations, i.e., they are                                   parameters. However, adverse
         neither highly protected nor                                  economic conditions or change
         poorly secured. Interest payments                             circumstances are more likely to
         and principal security appear                                 lead to weakened capacity of the
         adequate for the present but                                  obligor to meet its financial
         certain protective elements may                               commitment on the obligation.
         be lacking or may be
         characteristically unreliable
         over any great length of time.
         Such bonds lack outstanding
         investment characteristics and in
         fact have speculative
         characteristics as well.
-----------------------------------------------------------------------------------------------------------
   Ba    Bonds with this rating are judged                      BB     An obligation with this rating
         to have speculative elements;                                 has significant speculative
         their future cannot be considered                             characteristics, but is less
         as well-assured. Often, the                                   vulnerable to nonpayment than
         protection of interest and                                    bonds in the lower ratings.
         principal payments may be very                                However, it faces major ongoing
         moderate, and thereby not well                                uncertainties or exposure to
         safeguarded during both good and                              adverse business, financial or
         bad times over the future.                                    economic conditions which could
         Uncertainty of position                                       lead to the obligor's inadequate
         characterizes bonds in this                                   capacity to meet its financial
         class.                                                        commitment on the obligation.
-----------------------------------------------------------------------------------------------------------
   B     Bonds with this rating generally                       B      An obligation with this rating is
         lack characteristics of the                                   more vulnerable to nonpayment
         desirable investment. Assurance                               than obligations rated BB, but
         of interest and principal                                     the obligor currently has the
         payments of maintenance of other                              capacity to meet its financial
         terms of the contract of any long                             commitment on the obligation.
         period of time may be small.                                  Adverse business, financial or
                                                                       economic conditions will likely
                                                                       impair the obligator's capacity
                                                                       or willingness to meet its
                                                                       financial commitment on the
                                                                       obligation.

  RATING    MOODY'S INVESTOR SERVICE, INC. (MOODY'S) DESCRIPTION   RATING  STANDARD & POOR'S RATING GROUP (S&P)DESCRIPTION
--------------------------------------------------------------------------------------------------------------------------
  Caa       Bonds with this rating are of                          CCC     An obligation with this rating is
            poor standing. Such issues may be                              currently vulnerable to
            in default or there may be                                     nonpayment, and is dependent upon
            present elements of danger with                                favorable business, financial,
            respect to principal or interest.                              and economic conditions for the
                                                                           obligor to meet its financial,
                                                                           and economic commitment on the
                                                                           obligation. In the event of
                                                                           adverse business, financial or
                                                                           economic conditions, the obligor
                                                                           is not likely to have the
                                                                           capacity to meet its financial
                                                                           commitment on the obligation.
--------------------------------------------------------------------------------------------------------------------------
  Ca        Bonds with this rating represent                       C       An obligation with this rating
            obligations which are speculative                              may be used to cover a situation
            in a high degree. Such issues are                              where a bankruptcy petition has
            often in default or have other                                 been filed or similar action has
            marked shortcomings.                                           been taken, but payments on this
                                                                           obligation are being continued.
--------------------------------------------------------------------------------------------------------------------------
  C         Bonds with this rating are the                         D       An obligation rated D is in
            lowest rated class of bonds, and                               payment default. This rating
            issues so rated can be regarded                                category is used when payments on
            as having extremely poor                                       an obligation are not made on the
            prospects of ever attaining any                                date due even if the applicable
            real investment standing.                                      grace period has not expired,
                                                                           unless S&P believes that such
                                                                           payments will be made during such
                                                                           grace period. This rating also
                                                                           will be used upon the filing of a
                                                                           bankruptcy petition on an
                                                                           obligation are jeopardized.
--------------------------------------------------------------------------------------------------------------------------
  1         This modifier is used with Aa, A,                      (+)/(-) These modifiers are used with
            Baa, Ba and B ratings and                                      ratings from AA to CCC to show
            indicates the bond possesses                                   relative standing within the
            strongest investment attributes                                rating category.
            within the rating class.
--------------------------------------------------------------------------------------------------------------------------
  No Rating This might arise if: (1) an                            r       This symbol attached to the
            application for rating was not                                 ratings of instruments with
            received or accepted; (2) the                                  significant non credit risks. It
            issue or issuer belongs to a                                   highlights risks to principal or
            group of securities that are not                               volatility of expected returns
            rated as a matter of policy;                                   which are not addressed in the
            (3) there is a lack of essential                               credit rating. Examples include:
            data pertaining to the issue or                                obligations linked or indexed to
            issuer; (4) the issue was                                      equities, currencies or
            privately placed in which case                                 commodities; obligations exposed
            the rating is not published in                                 to severe prepayment risk such as
            the Moody's publication; or                                    interest only principal only
            (5) the rating was suspended or                                mortgage securities; and
            withdrawn because new and                                      obligations with unusually risky
            material circumstances arose, the                              interest terms, such as inverse
            effects of which preclude                                      floaters.
            satisfactory analysis; there is
            no longer available reasonable
            up-to-date data to permit a
            judgment to be formed; a bond is
            called for redemption or for
            other reasons.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  RATING    MOODY'S INVESTOR SERVICE, INC. (MOODY'S) DESCRIPTION   RATING    STANDARD & POOR'S RATING GROUP (S&P)DESCRIPTION
----------------------------------------------------------------------------------------------------------------------------
  Prime     Commercial paper with this rating                      A         Commercial paper with this rating
            is the highest rated based on the                                is the highest based on: (1)
            following factors: (1) management                                liquidity ratios are adequate to
            of the issuer; (2) economics of                                  meet cash requirements; (2) the
            the issuer's industry or                                         issuer's long-term senior debt is
            industries and the speculative-                                  rated "A" or better, although in
            type risks which may be inherent                                 some cases "BBB" or better may be
            in certain areas; (3) the                                        allowed; (3) the issuer has
            issuer's products in relation to                                 access to at least two additional
            competition and customer                                         channels of borrowing; (4) the
            acceptance; (4) liquidity; (5)                                   issuer's basic earnings and cash
            amount and quality of long-term                                  flow have an upward trend with
            debt; (6) trend of earnings over                                 allowance made for unusual
            a period of 10 years; (7)                                        circumstances; (5) Typically, the
            financial strength of any parent                                 issuer's industry is well
            and the relationships which exist                                established and the issuer has a
            with the issuer; and (8)                                         strong position within the
            recognition by the management of                                 industry; and (6) the reliability
            obligations which may be present                                 and quality of management are
            or may arise as a result of                                      unquestioned.
            public interest questions and
            preparations to meet such
            obligations.
----------------------------------------------------------------------------------------------------------------------------
  1, 2 or 3 These modifiers indicates the                          1, 2 or 3 These modifiers indicate the
            relative degree to which the                                     relative degree to which the
            commercial paper possesses the                                   commercial paper possesses the
            qualities that are required to                                   qualities that are required to
            receive a Prime rating.                                          receive an A rating.
----------------------------------------------------------------------------------------------------------------------------
                                                                   (+)       Commercial paper with an A-1
                                                                             rating can be further modified
                                                                             with this modifier to show that
                                                                             they possess overwhelming safety
                                                                             characteristics.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS:++++
     Included in Prospectus:
            Financial Highlights for the Period June 24, 1984 to December 31,
               1997
            Financial Highlights for the Period June 24, 1984 to June 30, 1998

     Included in Part B:
            By incorporation by reference to those portions of the
               Registrant's December 31, 1997 Annual Report and June 30, 1998 Semi-Annual Report

            INDEPENDENT AUDITORS' REPORT
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research Growth Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research Income Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research Money Market Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research Diversified Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research Aggressive Growth Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--MetLife Stock Index Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--State Street Research International Stock Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--Loomis Sayles High Yield Bond Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--Janus Mid Cap Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--T. Rowe Price Small Cap Growth Portfolio
            Schedule of Investments as of December 31, 1997 (Audited) and as
               of June 30, 1998 (Unaudited)--Scudder Global Equity Portfolio
            Statements of Assets and Liabilities, December 31, 1997 (Audited)
               and as of June 30, 1998 (Unaudited)
            Statements of Operations for the year ended December 31, 1997
               (Audited) and as of June 30, 1998 (Unaudited)
            Statements of Changes in Net Assets for the year ended December
               31, 1997 and the year ended December 31, 1996 (Audited) and for the period ending June 30, 1998 and the period ending June 30, 1997
            Financial Highlights for the Period January 1, 1989 to December
               31, 1997 (Audited) and as of June 30, 1998 (Unaudited)

            Notes To Financial Statements as of December 31, 1997 (Audited)
               and June 30, 1998 (Unaudited)

            Management's Discussion and Analysis as of December 31, 1997

  (B) EXHIBITS:

 EXHIBIT
 NUMBER                              DESCRIPTION
 -------                             -----------
  1.     --Articles of Incorporation of Registrant, as amended May 23, 1983*
  1(b).  --Articles Supplementary of Registrant*
  1(c).  --Articles Supplementary of Registrant*
  1(d).  --Articles Supplementary of Registrant*
  1(e).  --Articles Supplementary of Registrant*
  1(f).  --Articles Supplementary of Registrant*

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
  1(g).  --Articles Supplementary of Registrant*
  1(h).  --Articles Supplementary of Registrant+++
  1(i).  --Form of Articles Supplementary of Registrant+
  2(a).  --By-Laws of Registrant, as amended January 27, 1988*
  2(b).  --Amendment to By-Laws Dated April 24, 1997***
  3.     --None
  4.     --Specimen certificates for shares of common stock of Registrant*
  5(a).  --Investment Management Agreement(s), as amended, relating to the
          MetLife Stock Index and State Street Research Money Market Portfo-
          lios*
  5(b).  --Investment Management Agreements, as amended, relating to State
          Street Research Growth, State Street Research Income, State Street
          Research Diversified, State Street Research Aggressive Growth and
          State Street Research International Stock Portfolios***
  5(c).  --Investment Management Agreements relating to Loomis Sayles High
          Yield Bond, Janus Mid Cap, Scudder Global Equity and T. Rowe Price
          Small Cap Growth Portfolios**
  5(d).  --Form of Investment Management Agreements relating to
          Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap
          Growth, Harris Oakmark Large Cap Value, Lehman Brothers Aggregate
          Bond Index, Russell 2000 Index and Morgan Stanley EAFE Index Portfo-
          lios+
  5(e).  --Sub-Investment Management Agreements relating to State Street Re-
          search Growth, State Street Research Income, State Street Research
          Diversified, State Street Research Aggressive Growth, State Street
          Research International Stock and State Street Research Money Market
          Portfolios***
  5(f).  --Sub-Investment Management Agreement relating to Scudder Global
          Equity Portfolio***
  5(g).  --Sub-Investment Management Agreements relating to Loomis Sayles High
          Yield Bond, Janus Mid Cap and T. Rowe Price Small Cap Growth Portfo-
          lios**
  5(h).  --Form of Sub-Investment Management Agreements relating to
          Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap
          Growth and Harris Oakmark Large Cap Value Portfolios+
  5(i).  --Sub-Sub-Investment Management Agreement relating to the State Street
          Research International Stock Portfolio***
  6(a).  --Distribution Agreement*
  6(b).  --Addendum to Distribution Agreement*
  6(c).  --Second Addendum to Distribution Agreement*
  7.     --None
  8(a).  --Custodian Agreement with State Street Bank & Trust Company*
  8(b).  --Revised schedule of remuneration*
  8(c).  --Amendment to Custodian Agreement*
  8(d).  --Amendments to Custodian Agreement*
  9(a).  --Transfer Agency Agreement*
  9(b).  --Agreement relating to the use of the "Metropolitan" name and service marks*
 10(a).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Growth, State Street Research Income and State
          Street Research Money Market Portfolios*
 10(b).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Diversified and GNMA Portfolios*

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
 10(c).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Aggressive Growth and Equity Income Portfolios*
 10(d).  --Opinion and Consent of Counsel with respect to the shares of the
          MetLife Stock Index Portfolio*
 10(e).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research International Stock Portfolio*
 10(f).  --Opinion and Consent of Counsel with respect to the shares of the
          Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap
          Growth and Scudder Global Equity Portfolios**
 10(g).  --Opinion and Consent of Counsel with respect to the shares of the
          Neuberger&Berman Partners Mid Cap Value, T. Rowe Price Large Cap
          Growth, Harris Oakmark Large Cap Value, Lehman Brothers Aggregate
          Bond Index, Russell 2000 Index and Morgan Stanley EAFE Index Portfo-
          lios++++
 11(a).  --Consent of Independent Public Accountants++++
 11(b).  --Consent of Freedman, Levy, Kroll & Simonds*
 12.     --None
 13(a).  --Stock Purchase Agreement*
 13(b).  --Supplementary Stock Purchase Agreement*
 13(c).  --Second Supplementary Stock Purchase Agreement*
 13(d).  --Third Supplementary Stock Purchase Agreement*
 13(e).  --Fourth Supplementary Stock Purchase Agreement*
 13(f).  --Fifth Supplementary Stock Purchase Agreement*
 13(g).  --Sixth Supplementary Stock Purchase Agreement**
 13(h).  --Form of Seventh Supplementary Stock Purchase Agreement+
 14.     --None
 15.     --None
 16(a).  --Powers of Attorney++
 17.     --Specimen Price Make-Up Sheet***
 27.     --Financial Data Schedule***

--------
   * Incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996.
  ** Incorporated by reference to the filing of Post-Effective Amendment No.
     19 to this Registration Statement on February 27, 1997.
 *** Incorporated by reference to the filing of Post-Effective Amendment to the Registration Statement No. 20 on April 2, 1998.
   + Filed herewith.
  ++ Powers of Attorney for all signatories except for Messrs. Levene, White and Typermass are incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996. The Power of Attorney for Mr. White is incorporated by reference to the filing of Post-Effective Amendment No. 18 on December 18, 1996. The Powers of Attorney for Messrs. Levene and Typermass are filed herewith.
 +++ Incorporated by reference to the filing of Post Effective Amendment No.
     18 on December 18, 1996.
++++ To be filed by Amendment.

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF JUNE 30, 1998

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of June 30, 1998. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)
          f.   MetLife Healthcare Holdings, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJFinco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                                 (i) MetLife Capital CFLI Holdings, LLC (DE)

                                       (1) MetLife Capital CFLI Leasing, LLC
                                           (DE)

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

                    (8)  MetLife Capital Funding Corp. III (Delaware)

               ii. MetLife Capital Financial Corporation (Delaware) 90% of outstanding equity interest in Metlife
                    Capital Financial Corporation held directly by Metropolitan Life Insurance Company.

               iii.  MetLife Capital International Ltd. (Delaware).

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

          a.   GFM International Investors Ltd. (United Kingdom).

          b.   GFM International Investors, Inc. (United Kingdom).

               i.   GFM Investments Limited (United Kingdom)

          c. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

          d.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

               (i)  Security First Life Insurance Company of Arizona (AZ)

          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)
          i.   Security First Financial Agency, Inc. (TX)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (72%) and by employees of Morguard (28%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).





L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (62%) and by an entity (38%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S.   AFORE Genesis Metropolitan S.A. de C.V. (Mexico)

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

          d.   Subrown Corp. (New York)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in
      PESCO Plus, L.C. and an unaffiliated party holds a 50% interest.
      1. Public Employees Equities Services Company (Florida)
A.D.  Benefit Services Corporation (Georgia)
A.E.  G.A. Holding Corporation (MA)
A.F.  TNE-Y, Inc. (DE)
A.G.  CRH., Inc. (MA)
A.H.  NELRECO Troy, Inc. (MA)
A.I.  TNE Funding Corporation (DE)
A.J.  L/C Development Corporation (CA)
A.K.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  DPA Holding Corp. (MA)
A.N.  Lyon/Copley Development Corporation (CA)
A.O.  NEL Partnership Investments I, Inc. (MA)
A.P.  New England Life Mortgage Funding Corporation (MA)
A.Q. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.R. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.S.  Tower Resources Group, Inc. (DE)

A.T.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (  )
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (  )
            iv.  N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)
      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)
           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )
    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
     (1) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            (i) BBC Investment Advisors, Inc. (MA)
                AEW Investment Group, Inc. holds 60% of the voting securities and Back Bay Advisors, L.P. holds 40% of the voting securities of BBC Investment Advisors, Inc.
            ii. BBC Investment Advisors, L.P. (MA)
                BBC Investment Advisors, Inc. holds a 1% general partnership interest and AEW Management and Advisors, L.P. holds a 59.4% limited partnership interest and Back Bay Advisors, L.P. holds a 39.6% limited partnership interest in BBC Investment Advisors, L.P.
           iii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            iv. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
             v. CREA Investors Santa Fe Springs, Inc. (MA)

     (2) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.
     (3) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (4) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
     (5) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

6) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

7) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

8) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the voting stock of the following company: Coating
Technologies International, Inc.

NOTE:  THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE
----
       JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                NUMBER OF
                                                              RECORD HOLDERS
                                                                AT JULY 1,
                 TITLE OF CLASS                                    1998
                 --------------                               --------------
      Common stock, par value $0.01 per share................        6

ITEM 27. INDEMNIFICATION.

  (a) Maryland Law and By-Laws.

  The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by
Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

  Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  (b) Distribution Agreement.

  Under the distribution agreement between the Registrant and Metropolitan Life, Metropolitan Life agreed to indemnify and hold harmless any officer or director (or any former officer or director) or any controlling person of the Registrant from damages and expenses arising out of actual or alleged misrepresentations or omissions to state material facts on the part of Metropolitan Life or persons for whom it is responsible or the negligence of any such persons in rendering services under the agreement.

  (c) Undertaking.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (d) Insurance.

  The Registrant's directors are indemnified by Metropolitan Life in the same manner and to the same extent as Metropolitan Life's directors. In addition thereto, Metropolitan Life has purchased an Investment Counselors Errors and Omissions Policy to insure the Registrant's directors and officers.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.

  Metropolitan Life is a mutual life insurance company which sells insurance policies and annuity contracts. It is authorized to transact business in all states of the United States, the District of Columbia, Puerto Rico and all Provinces of Canada. Its Home Office is located at 1 Madison Avenue, New York, New York 10010 (telephone number 212-578-6130). On December 31, 1997 it had total life insurance in force of approximately $1.7 trillion and total assets under management of approximately $330.3 billion. Metropolitan Life is the parent of Metropolitan Tower. Metropolitan Life also serves as the investment adviser for certain other advisory clients.

  Set forth below is a list of each director of Metropolitan Life indicating each business, profession, vocation or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

                                                     ORGANIZATION AND PRINCIPAL
          NAME                   POSITION         BUSINESS ADDRESS OF ORGANIZATION
          ----                   --------         --------------------------------
 Curtis H. Barnette..... Chairman of the Board     Bethlehem Steel Corporation
                          and Chief Executive       Bethlehem, PA
                          Officer
                         Director and former       International Iron and Steel
                          Chairman                  Institute,
                                                    Brussels, Belgium
                         Director and former       Pennsylvania Business
                          Chairman                  Roundtable,
                                                    Harrisburg, PA
                         Chairman and Director     American Iron and Steel
                                                    Institute,
                                                    Washington, DC
                         Director and former       West Virginia University
                          Chairman                  Foundation,
                                                    Morgantown, WV
                         Trustee                   Lehigh University
                                                    Bethlehem, PA
 Robert H. Benmosche . . Chairman of the Board,    Metropolitan Life Insurance
                          President and Chief       Company
                          Executive Officer         New York, N.Y.
                         Director                  New York Philharmonic
                         Director                  Metropolitan Property and
                                                    Casualty Insurance Company
                         Trustee                   Alfred University
                         Trustee                   Life Underwriters Training
                                                    Council
 Joan Ganz Cooney....... Chairman, Executive Com-  Children's Television Workshop,
                          mittee                    New York, NY
                         Director                  Johnson & Johnson,
                                                    New Brunswick, NJ
                         Trustee                   National Child Labor Committee,
                                                    New York, NY
                         Trustee                   Children's Television Workshop,
                                                    New York, NY
                         Trustee                   Museum of Television and Radio
                         Trustee                   The New York and Presbyterian
                                                    Hospitals

                                                    ORGANIZATION AND PRINCIPAL
         NAME                  POSITION          BUSINESS ADDRESS OF ORGANIZATION
         ----                  --------          --------------------------------
 Burton A. Dole, Jr. . Retired Chairman,        Puritan Bennett, Inc., Carlsbad,
                        President and Chief      CA
                        Executive Officer
                       Former Chairman of the   Nellcor Puritan Bennett, Inc.,
                        Board                    Pleasanton, CA
                       Director                 Anesthesia Patient Safety
                                                 Foundation
                       Former Chairman of the   Health Industries Manufacturer's
                        Board                    Association
                       Former Chairman of the   Federal Reserve Bank of Kansas
                        Board                    City
                       Trustee                  I. Heermann Anesthesia Foundation
 Gerald Clark......... 7/1/98 Vice-Chairman of  Metropolitan Life Insurance
                        the Board and Chief      Company,
                        Investment Officer and   New York, NY
                        Director; Senior
                        Executive Vice-
                        President and Chief
                        Investment Officer and
                        Director since 1/97;
                        prior thereto Senior
                        Executive Vice-
                        President and Chief
                        Investment Officer
                       Director/Trustee         Credit Suisse Group
                       Director/Trustee         New York Police and Firemen's
                                                 Fund
                       Director/Trustee         St. Vincent's Hospital
                       Director/Trustee         Villanova University
                       Director/Trustee         Community Preservation
                                                 Corporation
                       Director/Officer         Certain wholly-owned subsidiaries
                                                 of Metropolitan Life Insurance
                                                 Company
 James R. Houghton.... Retired Chairman of the  Corning Incorporated, Corning, NY
                        Board and Director
                       Director                 J.P. Morgan & Co., Inc., New
                                                 York, NY
                       Director                 Exxon Corp., Dallas, TX
                       Director/Trustee         Corning Incorporated Foundation
                       Director/Trustee         Corning Museum of Glass
                       Director/Trustee         Metropolitan Museum of Art
                       Director/Trustee         Pierpont Morgan Library
 Harry Paul Kamen..... Retired Chairman and     Metropolitan Life Insurance
                        Chief Executive Officer  Company,
                        and Director since       New York, NY
                        7/1/98, prior thereto,
                        Chairman, Chief
                        Executive Officer and
                        Director
                       Director                 Bethlehem Steel Corporation,
                                                 Bethlehem, PA
                       Director/Officer         Certain wholly-owned subsidiaries
                                                 of Metropolitan Life Insurance
                                                 Company, New York, NY
                       Director                 Banco Santander, Madrid, Spain
                       Director and Treasurer   New York City Partnership, New
                                                 York, NY
                       Director/Trustee         Board of Overseers of the School
                                                 of Arts and Sciences at the
                                                 University of Pennsylvania
                       Director/Trustee and     Carnegie Hall
                        Treasurer
                       Director/Trustee         Jewish Museum
                       Director/Trustee         Smith College

                                                     ORGANIZATION AND PRINCIPAL
         NAME                  POSITION           BUSINESS ADDRESS OF ORGANIZATION
         ----                  --------           --------------------------------
                       Director/Trustee         Business Council
                       Director/Trustee         Business Roundtable
                       Director/Trustee         New York Investment Fund
                       Board of Governors       National Association of Securities
                                                 Dealers
                       Director/Trustee and     Conference Board
                        Vice-Chairman
                       Director/Trustee         American Museum of Natural History
                       Director                 Pfizer Inc.
                       Director                 New England Life Insurance Company
                       Director                 New England Investment Companies,
                                                 Inc.
 Helene L. Kaplan..... Of Counsel               Skadden, Arps, Slate, Meagher &
                                                 Flom, New York, NY
                       Director                 May Department Stores Co., New
                                                 York, NY
                       Trustee                  Barnard College, New York, NY
                       Director                 Mobil Corp., New York, NY
                       Director                 Bell Atlantic Corporation, New
                                                 York, NY
                       Director                 The Chase Manhattan Corporation
                       Trustee                  American Museum of Natural History
                       Trustee                  Carnegie Corporation of New York
                       Trustee                  Catskill Center Conservation and
                                                 Development
                       Trustee                  Mount Sinai Hospital, Medical
                                                 School and Medical Center
                       Trustee                  Commonwealth Fund
                       Trustee                  J. Paul Getty Trust
                       Trustee                  Institute for Advanced Study
                       Trustee                  New York Academy of Medicine
 Charles M. Leighton.. Retired Chairman and     CML Group, Inc., Acton, MA
                        Chief Executive Officer
                       Director                 CML Group, Inc.
                       Director                 New England Investment Companies,
                                                 Inc.
                       Chairman                 Listed Company Advisory Committee,
                                                 New York Stock Exchange
                       Overseer                 Lahey Hitchcock Clinic
                       Trustee                  Pact 2000 America's Corp.
 Allen E. Murray...... Retired Chairman of the  Mobil Corporation, New York, NY
                        Board and Chief
                        Executive Officer
                       Director                 Morgan Stanley, Dean Witter,
                                                 Discovery Co., New York, NY
                       Director                 Minnesota Mining and Manufacturing
                                                 Co., St. Paul, MN
                       Honorary Director        American Petroleum Institute,
                                                 Washington, DC
                       Director                 Lockheed Martin Corporation,
                                                 Bethesda, MD
                       Director                 St. Francis Hospital Foundation
                       Trustee                  New York University
 Stewart Nagler....... Vice-Chairman of the     Metropolitan Life Insurance Company
                        Board and Chief          New York, NY
                        Financial Officer
                        and Director
                       Director                 Life Insurance Council of New York
                       Director                 Various Metropolitan Subsidiaries
                       Trustee                  Boys and Girls Clubs of America

                                                      ORGANIZATION AND PRINCIPAL
           NAME                   POSITION         BUSINESS ADDRESS OF ORGANIZATION
           ----                   --------         --------------------------------
                          Trustee                  Polytechnical University of New
                                                    York (and Chairman Finance
                                                    Committee)
 John J. Phelan, Jr...... Retired Chairman and     New York Stock Exchange, Inc.,
                           Chief Executive Officer  New York, NY
                          Director                 Eastman Kodak Co., Rochester, NY
                          Director                 Merrill Lynch & Co., Inc., New
                                                    York, NY
                          Director                 SONAT, Inc., Birmingham, AL
                          Former President         International Federation of
                                                    Stock Exchanges
                          Director or Trustee      Aspen Institute and Cold Spring
                          Director or Trustee      Harbor Laboratories
                          Director or Trustee      Catholic Charities Archdiocese
                                                    of NY
 Hugh B. Price........... President and Chief      National Urban League, Inc., New
                           Executive Officer        York, NY
                          Director                 Bell Atlantic Corp., New York,
                                                    NY
                          Director                 The Urban Institute, New York,
                                                    NY
                          Director                 Education Testing Service
                          Director                 Sears Roebuck and Company
 Robert G. Schwartz...... Retired Chairman of the  Metropolitan Life Insurance
                           Board, President and     Company,
                           Chief Executive Officer  New York, NY
                           and Director
                          Director                 Lowe's Companies, Inc., North
                                                    Wilkesboro, NC
                          Director                 Potlatch Corporation, San
                                                    Francisco, CA
                          Director                 COMSAT Corporation, Washington,
                                                    DC
                          Director                 Mobil Corporation, New York, NY
                          Director/Trustee         Committee for Economic
                                                    Development, Washington, DC
                          Director                 Consolidated Edison Company of
                                                    New York, Inc., New York, NY
                          Director                 The Reader's Digest Association,
                                                    Inc., Pleasantville, NY
                          Director                 Lone Star Industries, Inc.,
                                                    Stamford, CT
                          Director/Trustee         The Horatio Alger Association of
                                                    Distinguished Americans, Inc.
 Ruth Simmons............ President                Smith College, Northampton, MA
                          Trustee                  Institute for Advanced Study
                          Director                 Pfizer Inc.
                          Trustee                  JSTOR
                          Trustee                  Clarke School for the Deaf
 William C. Steere, Jr. . Chairman of the Board    Pfizer Inc.
                           and Chief Executive
                           Officer
                          Director                 Dow Jones & Company, Inc.
                          Director                 Minerals Technologies Inc.
                          Director                 Texaco Inc.
                          Director                 Pharmaceutical Research, and
                                                    Manufacturers of America
                          Director                 New York University Medical
                                                    Center
                          Director                 Business Council
                          Director                 Business Roundtable
                          Director                 New York Botanical Garden
                          Board of Overseers       Memorial Sloan-Kettering Cancer
                                                    Center

  Set forth below is a list of certain principal officers of Metropolitan Life and officers of Metropolitan Life who may be considered to be involved in Metropolitan Life's investment advisory activities. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

          NAME OF OFFICER                              POSITION
          ---------------                              --------
   Robert H. Benmosche..........  Chairman of the Board, President
                                   and Chief Executive Officer
   Gerald Clark.................  Vice-Chairman of the Board
                                   and Chief Investment Officer
   Stewart G. Nagler............  Vice-Chairman of the Board
                                   and Chief Financial Officer
   Gary A. Beller...............  Senior Executive Vice-President and General Counsel
   C. Robert Henrikson..........  Senior Executive Vice-President
   Catherine A. Rein............  Senior Executive Vice-President
   William J. Toppeta...........  Senior Executive Vice-President
   John H. Tweedie..............  Senior Executive Vice-President
   Jeffrey J. Hodgman...........  Executive Vice-President
   Terence I. Lennon............  Executive Vice-President
   David A. Levene..............  Executive Vice-President
   Judy E. Weiss................  Executive Vice-President & Chief Actuary
   Alexander D. Brunini.........  Senior Vice President
   Richard M. Blackwell.........  Senior Vice-President
   Jon F. Danski................  Senior Vice President and Controller
   James B. Digney..............  Senior Vice-President
   William T. Friedewald, M.D. .  Senior Vice-President
   Ira Friedman.................  Senior Vice-President
   Anne E. Hayden...............  Senior Vice-President
   Sibyl C. Jacobson............  Senior Vice-President
   Joseph W. Jordan.............  Senior Vice-President
   Kernan F. King...............  Senior Vice-President
   Nicholas D. Latrenta.........  Senior Vice-President
   Leland C. Launer, Jr. .......  Senior Vice-President
   Gary E. Lineberry............  Senior Vice-President
   James L. Lipscomb............  Senior Vice-President
   William D. Livesey...........  Senior Vice-President
   James M. Logan...............  Senior Vice-President
   Eugene Marks, Jr. ...........  Senior Vice-President
   Dominick A. Prezzano.........  Senior Vice-President
   Joseph A. Reali..............  Senior Vice-President
   Vincent P. Reusing...........  Senior Vice-President
   Felix Schirripa..............  Senior Vice-President
   Robert E. Sollmann, Jr. .....  Senior Vice-President
   Thomas L. Stapleton..........  Senior Vice-President & Tax Director
   James F. Stenson.............  Senior Vice-President
   Stanley J. Talbi.............  Senior Vice-President
   Richard R. Tartre............  Senior Vice-President
   James A. Valentino...........  Senior Vice-President
   Lisa M. Weber................  Senior Vice-President
   William J. Wheeler...........  Senior Vice-President and Treasurer
   Anthony J. Williamson........  Senior Vice-President
   Louis J. Ragusa..............  Vice-President and Secretary

  The business of State Street Research since December 31, 1983 is summarized under "Management of the Fund", in the prospectus constituting Part A of this Registration Statement, which summarization is incorporated herein by reference.

  The list of each director and certain officers of State Street Research indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 18 to the Registration Statement of State Street Research Financial Trust on February 27, 1998.

  The list of each director and certain officers of Scudder Kemper Investments, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 93 to the Registration Statement of Scudder Investment Trust (File No. 811-00043) on March 18, 1998. Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities, and therefore are not considered officers.

  The list of each director and certain officers of Janus indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 16 to the Registration Statement for Janus Aspen Series (File No. 33-63212) on April 28, 1998.

  The list of each director and certain officers of T. Rowe Price indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

  Loomis Sayles, the sub-adviser of the Loomis Sayles High Yield Bond Portfolio, provides investment advice to the eleven series of Loomis Sayles' Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust III, and three series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.

  The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

  The list of each director and certain officers of Harris Oakmark indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 20 to Registration Statement to the Harris Associates Investment Trust (File No. 33-38953) on January 23, 1998.

  The list of each director and certain officers of Neuberger&Berman indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV for Neuberger&Berman Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant, of State Street Research & Management Company of Boston, Massachusetts GFM International Investors, Inc. of London, England, Loomis, Sayles & Company, L.P. of Boston, Massachusetts, Janus Capital Corporation of Denver, Colorado, T. Rowe Price Associates, Inc. of Baltimore, Maryland, Scudder Kemper

Investments, Inc. of New York, New York and of State Street Bank and Trust Company of Boston, Massachusetts. The address of each is set forth on the back cover of the prospectus forming Part A of this Registration Statement and is incorporated herein by reference. Certain records are maintained at the Registrant's office at 1125 Seventeenth Street, Denver, Colorado 80202.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

  (a) Not applicable.

  (b) Not applicable.

  (c) Not applicable.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK, ON THE 30TH DAY OF JULY, 1998.

                                          METROPOLITAN SERIES FUND, INC.
                                                     (REGISTRANT)

                                                /s/ Christopher P. Nicholas
                                          By: .................................
                                                  CHRISTOPHER P. NICHOLAS
                                                        President

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                                 DATE

                  *
 .....................................
           DAVID A. LEVENE
Chairman of the Board and (Principal
   Executive Officer and Director)

                  *
 .....................................
           STEVE A. GARBAN
              Director

                  *
 .....................................
         MALCOLM T. HOPKINS
              Director

                  *
 .....................................
         ROBERT A. LAWRENCE
              Director

                  *
 .....................................
           DEAN O. MORTON
              Director

                  *
 .....................................
       MICHAEL S. SCOTT MORTON
              Director

                  *
 .....................................
         ARTHUR G. TYPERMASS
              Director

                  *
 .....................................
          BRADFORD W. WHITE
 Controller (Principal Financial and
         Accounting Officer)

  /s/ Christopher P. Nicholas, Esq.                 July 30, 1998
*By: ................................
    CHRISTOPHER P. NICHOLAS, ESQ.
          Attorney-in-Fact